     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 28, 2003

                                                 SEC FILE NO. 33-83430; 811-8738
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              POST-EFFECTIVE AMENDMENT NO. 18                   [X]

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                    OF 1940

                      AMENDMENT NO. 20                          [X]

                         ATLANTIC WHITEHALL FUNDS TRUST
                       (FORMERLY, WHITEHALL FUNDS TRUST)
               (Exact name of Registrant as Specified in Charter)

             4400 COMPUTER DRIVE
       WESTBOROUGH, MASSACHUSETTS 01581                        (617) 535-0526
   (Address of Principal Executive Offices)           (Registrant's Telephone Number)

                                   PFPC INC.
                                 760 MOORE ROAD
                      KING OF PRUSSIA, PENNSYLVANIA 19406
                    (Name and Address of Agent for Service)

                                WITH A COPY TO:
                           ROBERT M. KURUCZA, ESQ. OR
                             NAVID J. TOFIGH, ESQ.
                            MORRISON & FOERSTER LLP
                          2000 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20006-1888

It is proposed that this filing become effective (check appropriate box):

[ ]   immediately upon filing pursuant to Paragraph (b);
[X]   on April 1, 2003 pursuant to Paragraph (b);
[ ]   60 days after filing pursuant to paragraph (a)(i);
[ ]   on (date) pursuant to Paragraph (a)(i);
[ ]   75 days after filing pursuant to paragraph (a)(ii); or
[ ]   on (date) pursuant to paragraph (a)(ii) of Rule 485.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            ATLANTIC WHITEHALL FUNDS

                         Atlantic Whitehall Growth Fund

                   Atlantic Whitehall Growth and Income Fund

                       Atlantic Whitehall High Yield Fund

                         Atlantic Whitehall Income Fund

PROSPECTUS                                                         APRIL 1, 2003

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Fund Descriptions
  Atlantic Whitehall Growth Fund............................    1
  Atlantic Whitehall Growth and Income Fund.................    4
  Atlantic Whitehall High Yield Fund........................    8
  Atlantic Whitehall Income Fund............................   11
Additional Information on Principal Strategies..............   14
Additional Information on Principal Risks...................   14
Management of the Funds.....................................   15
Pricing of Fund Shares......................................   16
Purchase of Fund Shares.....................................   16
Redemption of Fund Shares...................................   18
Exchange of Fund Shares.....................................   19
Additional Purchase and Redemption Information..............   20
Dividends and Distributions.................................   21
Tax Information.............................................   22
Distribution Arrangements...................................   22
Financial Highlights........................................   23
Privacy Notice..............................................   27
For More Information........................................   29

ATLANTIC WHITEHALL GROWTH FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

     The Growth Fund intends to invest primarily in a diversified portfolio of common stocks and securities convertible into the common stock of publicly-traded, U.S. companies. The Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. company, the equity securities of foreign companies (if traded "over-the-counter") and American Depository Receipts ("ADRs"). At all times, at least 65% of the Fund's total assets will consist of one or more of the aforementioned types of securities.

     In addition, the Fund may hold debt obligations, U.S. Government securities, or cash or cash equivalents. The Fund has the ability to invest up to 25% of its total assets in debt obligations in the top four rating categories as measured by Moody's Investors Services, Inc. or Standard & Poor's Ratings Group. Except for temporary defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time.

     In determining which securities to buy or sell, the Fund's investment adviser emphasizes both growth and value. Each stock selected by the Fund will be selected based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Fund may invest in securities without regard to market capitalization.

PRINCIPAL RISKS:

     - Investors may lose money. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     - The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     - The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     - Because the Fund may invest up to 25% of its total assets in debt obligations, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     - The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

     - Because the Fund may invest in non-U.S. dollar-denominated equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     - The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE

     The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, five years and for the life of the Fund compare to those of a broad-based securities market index. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

12/31/96   12/31/97   12/31/98   12/31/99   12/31/00   12/31/01   12/31/02
--------   --------   --------   --------   --------   --------   --------
20.64%..    29.91%     24.89%     42.54%    (2.09)%    (13.00)%   (27.12)%

     During the period shown in the bar chart, the highest return for a quarter was 28.29% (quarter ended December 31, 1998) and the lowest return for a quarter was (21.06)% (quarter ended September 30, 2001).

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                            SINCE FEBRUARY 1,
                                                    ONE YEAR   FIVE YEARS         1995*
                                                    --------   ----------   -----------------
                                                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)
Growth Fund
Return Before Taxes...............................   (27.12)%     2.02%           10.95%
Return After Taxes on Distributions...............   (27.12)%     0.43%            8.66%
Return After Taxes on Distributions and Sale of
  Fund Shares.....................................   (16.65)%     1.55%            8.64%
S&P 500 Index**...................................   (22.09)%    (0.58)%          10.05%

---------------

 * The Fund began operations on February 1, 1995.

** This index is a widely recognized index of 500 stocks designed to reflect the overall equity market's industry weightings. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect deductions for fees, expenses or taxes.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              GROWTH FUND
                                                              -----------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).......................      None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)..................      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  (as a percentage of offering price).......................      None
Redemption Fee..............................................      None
Exchange Fee................................................      None

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees.............................................     0.85%
Distribution (12b-1) Fees...................................     0.25%
Other Expenses..............................................     0.42%
                                                                 -----
Total Annual Fund Operating Expenses........................     1.52%
                                                                 =====
Less: Fee Waiver/Expense Reimbursement......................     0.13%
                                                                 -----
Net Expenses................................................  1.39%(1)
                                                                 =====

---------------

(1) The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.39% until November 30, 2003.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:

     - You invest $10,000 in the Fund for the time periods indicated;

     - You redeem all of your shares at the end of each time period;

     - Your investment has a hypothetical 5% return each year;

     - The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
1$42..    $468      $817      $1,801

ATLANTIC WHITEHALL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVES:

     To provide long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES:

     The Growth and Income Fund will invest in varying proportions of equities and debt securities depending on the projected strength of the equity and debt markets at the time of purchase. With regard to equities, the Fund intends to invest primarily in a diversified portfolio of common stocks and securities convertible into the common stock of publicly-traded, U.S. companies. The Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. company, the equity securities of foreign companies (if traded "over-the-counter"), and ADRs. In determining which equity securities to buy or sell, the Fund's investment adviser emphasizes both growth and value.

     With regard to debt securities, the Fund may invest in U.S. Government securities, corporate bonds, high-yield (high risk) bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, repurchase agreements, convertible securities, preferred stocks and the debt of foreign governments or corporations. The Fund will always maintain an average rating of investment grade on the debt portion of the portfolio. Investment grade debt securities are those which are rated in one of the top four categories by a nationally recognized statistical rating agency. The Fund has no limitation as to average maturity or maturity of individual debt securities.

     The Growth and Income Fund will generally invest 30-70% of its total assets in equity securities and the remaining 30-70% in debt securities. Except for temporary defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents.

     Each stock selected by the equity portion of the Fund will be selected based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Fund may invest in equity securities without regard to market capitalization. Each fixed income security selected by the debt portion of the Fund will be selected based on certain factors, including but not limited to: (1) the creditworthiness of corporate debt issuers and rating trends, and (2) the overall structure of the debt issue being considered for purchase. In addition, although the Fund has no limitation as to average maturity of the Fund or the average maturity of individual securities, the maturity of a security is a factor in the selection process.

PRINCIPAL RISKS:

     - Investors may lose money. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     - The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     - The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     - The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

     - Because the Fund will invest in debt securities, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt securities to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     - The Fund is subject to prepayment risk, which is the risk that issuers will prepay debt securities when interest rates fall, forcing the Fund to re-invest in debt securities with lower interest rates than the original debt security.

     - Because the Fund may invest in non-U.S. dollar-denominated debt and equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     - The Fund is subject to credit risk, which is the risk that the issuers of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Because the Fund will invest in securities with lower-credit quality, it is subject to a higher level of credit risk than a fund that buys only investment grade securities. The credit quality of "non-investment grade" securities is considered speculative by recognized agencies with respect to the issuers' continuing ability to pay interest and principal. Lower grade securities may have less liquidity and higher incidence of default than higher grade bonds.

For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE

     The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, five years and for the life of the Fund compare to those of a broad-based securities market index and a customized blended index prepared by the Fund's investment adviser. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

12/31/96               12/31/97   12/31/98   12/31/99   12/31/00   12/31/01   12/31/02
--------               --------   --------   --------   --------   --------   --------
12.27%...............   16.95%     17.90%     16.76%      4.50%     (2.76)%    (16.12)%

     During the period shown in the bar chart, the highest return for a quarter was 15.34% (quarter ended March 31, 2000) and the lowest return for a quarter was (11.72)% (quarter ended June 30, 2002).

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                            SINCE FEBRUARY 1,
                                                    ONE YEAR   FIVE YEARS         1995*
                                                    --------   ----------   -----------------
                                                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)
Growth and Income Fund
Return Before Taxes...............................   (16.12)%     3.25%            8.33%
Return After Taxes on Distributions...............   (16.58)%     1.78%            6.10%
Return After Taxes on Distributions and Sale of
  Fund Shares.....................................    (9.88)%     2.11%            6.02%
S&P 500 Index**...................................   (22.09)%    (0.58)%          10.05%
Lehman Aggregate Bond Index***....................    10.25%      7.55%            8.44%
Blended Index****.................................    (9.15)%     2.67%            9.41%

---------------

   * The Fund began operations on February 1, 1995.

  ** This index is a widely recognized index of 500 stocks designed to reflect the overall equity market's industry weightings. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect deductions for fees, expenses or taxes.

 *** This index reflects the performance of investment-grade fixed-income debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect deductions for fees, expenses or taxes.

**** The Fund's investment adviser has prepared this blended index since the Fund has a dual investment objective of capital appreciation and income. The Blended Index is comprised of 60% S&P 500 Index and 40% Lehman Aggregate Bond Index.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              GROWTH AND
                                                              INCOME FUND
                                                              -----------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).......................     None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)..................     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  (as a percentage of offering price).......................     None
Redemption Fee..............................................     None
Exchange Fee................................................     None

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees.............................................     0.85%
Distribution (12b-1) Fees...................................     0.25%
Other Expenses..............................................     0.47%
                                                                 ----
Total Annual Fund Operating Expenses........................     1.57%
                                                                 ====
Less: Fee Waiver/Expense Reimbursement......................     0.12%
                                                                 ----
Net Expenses................................................     1.45%(1)
                                                                 ====

---------------

(1) The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.45% until November 30, 2003.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:

     - You invest $10,000 in the Fund for the time periods indicated;

     - You redeem all of your shares at the end of each time period;

     - Your investment has a hypothetical 5% return each year;

     - The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $148..   $484      $844      $1,857

ATLANTIC WHITEHALL HIGH YIELD FUND

     Due to various recent developments, including, but not limited to: (a) the inability of the Atlantic Whitehall High Yield Fund (the "Fund") to achieve an economically viable size; (b) the expressed intention of several major shareholders to redeem their interest in the Fund, which would further reduce the size of the Fund; and (c) the notice of Fountain Capital Management L.L.C. ("Fountain") of its intention to resign as the Fund's investment sub-adviser effective May 13, 2003, it was determined that it was in the best interest of the Fund's shareholders to sell all of the Fund's high yield bond holdings and invest the proceeds from such sale in money market instruments, pending a likely liquidation of the Fund. As a result, the Fund is not able to pursue its stated investment objective and principle investment strategies.

     The Fund is closed to both new investors and additional investments from current shareholders.

INVESTMENT OBJECTIVE:

     To provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES:

     Under normal circumstances, the Fund invests at least 80% of its total assets in U.S. corporate fixed income securities that are rated below investment grade (i.e., high yield/high risk debt securities), offering potential returns that are sufficiently high to justify the greater investment risks. There is no limit on the rating of securities in which the Fund may invest. The Fund may purchase or hold securities rated in the lowest rating category or securities in default. Securities offering the high yield that the Fund seeks are generally found in mature cyclical or depressed industries and highly leveraged companies. The Fund also invests in senior securities and securities with an operating history of more than one year (though the Fund may invest in the securities of issuers with a shorter operating history). The Fund may invest in debt securities of any maturity and the interest rates on such securities may be fixed or floating.

     The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers (including securities of issuers located in emerging markets) which are denominated in currencies other than the U.S. dollar.

     Under normal market conditions, the Fund may invest up to 20% of its total assets in investment grade fixed income securities, including U.S. Government Securities.

     The Fund's investment sub-adviser evaluates categories in the high yield market and individual bonds within these categories. Securities are purchased for the Fund when the investment sub-adviser determines that they have the potential for above average current income.

PRINCIPAL RISKS:

     - Investors may lose money. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     - The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

     - Because the Fund invests primarily in securities with lower-credit quality, it is subject to a higher level of credit risk than a fund that buys only investment grade securities. The credit quality of "non-investment grade" securities is considered speculative by recognized rating agencies with respect to the issuer's continuing ability to pay interest and principal. Lower-grade securities may have less liquidity and a higher incidence of default than higher-grade securities.

     - The Fund is subject to interest rate risk. Rising interest rates cause the prices of debt securities to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     - Because the Fund may invest in non-U.S. dollar-denominated debt and equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. These types of risks may lead to greater losses in emerging markets.

     - The interest rates of variable or floating rate debt securities will be tied to and periodically adjusted to a specific market rate or index and will decline as that base market rate or index declines.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE

     The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year and for the life of the Fund compare to those of a broad-based securities market index. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                          12/31/02
                                          --------
                                           1.43%

     During the period shown in the bar chart, the highest return for a quarter was 6.38% (quarter ended December 31, 2002) and the lowest return for a quarter was (4.26)% (quarter ended September 30, 2001).

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                         SINCE APRIL 2,
                                                              ONE YEAR       2001*
                                                              --------   --------------
                                                               (FOR THE PERIODS ENDED
                                                                 DECEMBER 31, 2002)
High Yield Fund
Return Before Taxes.........................................   1.43%       0.46%
Return After Taxes on Distributions.........................  (1.71)%     (2.59)%
Return After Taxes on Distributions and Sale of Fund
  Shares....................................................   0.83%      (1.12)%
Salomon High Yield Bond Index**.............................  (1.52)%     (1.19)%

---------------

 * The Fund began operations on April 2, 2001.

** This index includes cash-pay, deferred interest and Rule 144A bonds. The bonds must have a remaining maturity of at least one year, a minimum amount outstanding of $100 million and a speculative-grade rating by both Moody's Investor Services and Standard & Poor's. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect deductions for fees, expenses or taxes.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              HIGH YIELD FUND
                                                              ---------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price).............................        None
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)......................................        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  (as a percentage of offering price).......................        None
Redemption Fee..............................................        None
Exchange Fee................................................        None

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees.............................................        0.75%
Distribution (12b-1) Fees...................................        0.25%
Other Expenses..............................................        2.23%
                                                                   -----
Total Annual Fund Operating Expenses........................        3.23%
                                                                   =====
Less: Fee Waiver/Expense Reimbursement......................        2.28%
                                                                   -----
Net Expenses................................................        0.95%(1)
                                                                   -----

---------------

(1) The Fund's investment adviser has agreed to contractually waive and/or reimburse expenses to the extent necessary to maintain the Fund's net expenses at 0.95% until November 30, 2003.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:

     - You invest $10,000 in the Fund for the time periods indicated;

     - You redeem all of your shares at the end of each time period;

     - Your investment has a hypothetical 5% return each year;

     - The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $97      $781     $1,490     $3,374

ATLANTIC WHITEHALL INCOME FUND

INVESTMENT OBJECTIVE:

     To provide current income plus appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

     The Income Fund will invest at least 65% of its total assets in fixed income securities such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements. The Fund may also invest in convertible securities, preferred stocks and the debt of foreign governments or corporations, and, for hedging purposes, futures and options contracts.

     At least 65% of the Fund's total assets will be invested in securities rated "A" or better by one of the major nationally recognized statistical rating organizations, or, if unrated, determined to be of like quality. However, the Fund may also invest in below-investment grade bonds (i.e., high-yield/high-risk bonds). The Fund has no limitation as to average maturity or maturity of individual securities.

     Each fixed income security selected by the Fund will be selected based on certain factors, including but not limited to: (1) the creditworthiness of corporate debt issuers and rating trends, and (2) the overall structure of the debt issue being considered for purchase. In addition, although the Fund has no limitation as to average maturity of the Fund or the average maturity of individual securities, the maturity of a security is a factor in the selection process.

PRINCIPAL RISKS:

     - Investors may lose money. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     - The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

     - Because the Fund will invest in fixed income securities, the Fund is subject to interest rate risk. Rising interest rates cause the prices of fixed income securities to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     - The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Because the Fund will invest in securities with lower-credit quality, it is subject to a higher level of credit risk than a fund that buys only investment grade securities. The credit quality of "non-investment grade" securities is considered speculative by recognized agencies with respect to the issuers' continuing ability to pay interest and principal. Lower-grade securities may have less liquidity and higher incidence of default than higher-grade bonds.

     - Because the Fund may invest in the debt of foreign governments and corporations, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     - The Fund is subject to prepayment risk, which is the risk that issuers will prepay debt securities when interest rates fall, forcing the Fund to reinvest in debt securities with lower interest rates than the original debt security.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE

     The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, five years and for the life of the Fund compare to those of broad-based securities market index. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

12/31/96   12/31/97   12/31/98   12/31/99   12/31/00   12/31/01   12/31/02
--------   --------   --------   --------   --------   --------   --------
  2.22%      8.90%      8.75%     (2.71)%     6.19%      7.04%      8.00%

     During the period shown in the bar chart, the highest return for a quarter was 4.72% (quarter ended September 30, 1998) and the lowest return for a quarter was (1.99)% (quarter ended March 31, 1996).

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                            SINCE FEBRUARY 1,
                                                    ONE YEAR   FIVE YEARS         1995*
                                                    --------   ----------   -----------------
                                                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)
Income Fund
Return Before Taxes...............................    8.00%       5.37%           6.47%
Return After Taxes on Distributions...............    6.47%       3.17%           4.00%
Return After Taxes on Distributions and Sale of
  Fund Shares.....................................    4.87%       3.18%           3.94%
Lehman Aggregate Bond Index**.....................   10.25%       7.55%           8.44%

---------------

*  The Fund began operations on February 1, 1995.

** This index reflects the performance of investment-grade fixed-income debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect deductions for fees, expenses or taxes.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              INCOME FUND
                                                              -----------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).......................     None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)..................     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  (as a percentage of offering price).......................     None
Redemption Fee..............................................     None
Exchange Fee................................................     None

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees.............................................     0.65%
Distribution (12b-1) Fees...................................     0.25%
Other Expenses..............................................     0.61%
                                                                 ----
Total Annual Fund Operating Expenses........................     1.51%
                                                                 ====
Less: Fee Waiver/Expense Reimbursement......................     0.23%
                                                                 ----
Net Expenses................................................     1.28%(1)
                                                                 ====

---------------

(1) The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.28% until November 30, 2003.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:

     - You invest $10,000 in the Fund for the time periods indicated;

     - You redeem all of your shares at the end of each time period;

     - Your investment has a hypothetical 5% return each year;

     - The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
1$30..    $455      $802      $1,782

                 ADDITIONAL INFORMATION ON PRINCIPAL STRATEGIES

     Temporary Defensive Positions. For temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the investment adviser's opinion are more conservative than the types of securities that the Fund typically invests in. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     Portfolio Turnover. The Funds' portfolio turnover rate is included in the Financial Highlights section of this prospectus. The Income Fund is actively managed and, in some cases in response to market conditions, its portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

                   ADDITIONAL INFORMATION ON PRINCIPAL RISKS

     The Funds may not be able to prevent or lessen the risk of loss that is involved in investing in particular types of securities. The Funds may invest in the securities of issuers in a foreign country, which involves special risks and considerations not typically associated with investing in U.S. issuers. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. Investments in ADRs also present many of the same risks as foreign securities. Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing markets. These securities may present market, credit, currency, liquidity, legal, political and other risks different from or greater than the risks of investing in developed countries.

     Below investment grade (high-yield) bonds, which are also known as junk bonds, may be purchased by the Growth and Income Fund, High Yield Fund and Income Fund or may be issued to these Funds as a result of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. These bonds are also often issued by smaller, less creditworthy companies or by highly leveraged firms which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The high yield bonds in which these Funds may invest are rated "B" and higher by S&P or "B" and higher by Moody's. The risks posed by bonds issued under such circumstances are substantial. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in the rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of high-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, adversely affect a Fund's net asset value per share.

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees.

THE INVESTMENT ADVISER

  ATLANTIC TRUST ADVISORS, INC. ("ATLANTIC TRUST" OR THE "ADVISER")

     Atlantic Trust, a registered investment adviser, provides investment advisory services to the Funds. Atlantic Trust is a leading investment services firm that provides comprehensive asset management and financial advisory services to private clients around the world. With $1.1 billion in assets under management as of February 28, 2003, Atlantic Trust manages wealth for individuals and families, and provides asset management services to foundation and endowments. Atlantic Trust's principal office is located at 50 Rockefeller Plaza, 15th Floor, New York, New York 10020.

     From November 18, 1994 to February 14, 2003, Whitehall Asset Management, Inc. ("Whitehall") acted as the investment adviser with respect to the assets of the Trust. On October 28, 2002, the parent company of Whitehall, The Industrial Bank of Japan Trust Company ("IBJ Trust"), entered into an agreement (the "Purchase Agreement") to sell Whitehall to Atlantic Trust Group, Inc., a wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP") (the "Acquisition"). The closing of the Acquisition occurred on February 14, 2003 (the "Closing"). After the Acquisition, Whitehall's operations were integrated with those of Atlantic Trust Private Wealth Management, the private wealth management division of AMVESCAP, and Whitehall changed its name to Atlantic Trust Advisors, Inc.

     Atlantic Trust's parent, AMVESCAP is a leading independent global investment manager dedicated to helping people worldwide build their financial security. Operating under the AIM, INVESCO, and Atlantic Trust brands, AMVESCAP strives to deliver outstanding investment performance and service through a comprehensive array of products for individual and institutional clients in more than 100 countries. AMVESCAP had approximately $332 billion in assets under management as of December 31, 2002. The company is listed on the London, New York, Paris and Toronto stock exchanges with the symbol AVZ.

     For the investment advisory services provided to the Funds, Atlantic Trust receives a fee based on the average daily net assets of each Fund at the following annual rates: Growth Fund, 0.85%; Growth and Income Fund, 0.85%; High Yield Fund, 0.75%; and Income Fund, 0.65%. Prior to the Acquisition, Whitehall's compensation was identical to that of Atlantic Trust. After fee waivers, Whitehall received the following fees based on average daily net assets for the year ended November 30, 2002: Growth Fund, 0.66%; Growth and Income Fund, 0.67%; High Yield Fund, 0.00%, and Income Fund, 0.42%.

THE INVESTMENT SUB-ADVISER

  FOUNTAIN CAPITAL MANAGEMENT, L.L.C. ("FOUNTAIN")

     Fountain provides advisory services, including portfolio management, to the High Yield Fund, subject to the overall supervision of Atlantic Trust. Fountain is a private investment advisory firm that specializes in the management of high yielding corporate securities. As of February 28, 2003, Fountain's total assets under management were approximately $2.1 billion. Fountain's offices are located at 10801 Mastin Boulevard, Suite 220, Overland Park, Kansas 66210. Fountain is compensated for its services by Atlantic Trust from the fees Atlantic Trust receives for its services as investment adviser to the High Yield Fund.

     Effective May 13, 2003, Fountain will no longer serve as the investment sub-adviser of the High Yield Fund. Atlantic Trust will continue to serve as the Fund's investment adviser until the likely liquidation of the Fund.

THE PORTFOLIO MANAGERS

     Atlantic Trust and Fountain each utilize a team approach with respect to the management of the Funds. As such, the day to day portfolio management of the Funds is the responsibility of the members of the investment teams of Atlantic Trust and Fountain.

                             PRICING OF FUND SHARES

     Each Fund's shares are priced at net asset value. The net asset value per share of each of the Funds is calculated at the close of regular trading hours of the New York Stock Exchange, which is normally at 4:00 p.m. (Eastern time), Monday through Friday, on each day that the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is closed for trading on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each Fund is computed by dividing the value of each Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of PFPC Inc. ("PFPC"), the Funds' administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

     Securities are valued using market quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

     To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

                            PURCHASE OF FUND SHARES

     Shares offered in this prospectus are sold at net asset value without a sales load. Orders for the purchase of shares will be executed at the net asset value per share next determined after the order has been received in good order.

     Requests in "good order" include the following documents: (a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     The following purchase procedures do not apply to certain fund or trust accounts that are managed by Atlantic Trust. The customer should consult his or her trust administrator for proper instructions.

     All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. The Funds reserve the right to reject any purchase. The Funds will not accept any third party or foreign checks.

MINIMUM PURCHASE AMOUNT                               INITIAL PURCHASE   SUBSEQUENT PURCHASES
-----------------------                               ----------------   --------------------
Individual/Institutional Account....................       $1,000*               $ 50
Individual Retirement Account (IRA).................       $  250                $ 50
Automatic Investment Program........................       $1,000                $500

---------------

* If the purchaser has at least $1,000 or more in any of the Funds, is a purchaser through a trust or investment account administered by the Adviser, is an employee or an ex-employee of the Adviser or is an employee of (1) any of the Adviser's affiliates, (2) PFPC, (3) any other service provider to the Funds, or (4) any trust customer of the Adviser, then there is no initial purchase minimum.

HOW TO PURCHASE SHARES

METHOD                                                         PROCEDURE
------                                                         ---------
By Mail         OPEN AN ACCOUNT       Complete the application and mail the application and your check made payable to Atlantic Whitehall Funds Trust (the
                                      "Trust") to:
                                          Atlantic Whitehall Funds Trust
                                      c/o PFPC Inc.
                                      P.O. Box 5183
                                      Westborough, MA 01581-5183
                                      For overnight delivery, mail the application and your check made payable to the Trust to:
                                          Atlantic Whitehall Funds Trust
                                      c/o PFPC Inc.
                                      4400 Computer Drive
                                      Westborough, MA 01581-5183
                OPEN AN IRA           Shares of the Funds are available for purchase through
                                      Individual Retirement Accounts (IRAs) and Roth IRAs.
                                      Applications and further details about IRAs and Roth IRAs
                                      are available by calling 1-800-994-2533.
                SUBSEQUENT PURCHASE   Send in a check for the appropriate minimum amount (or
                                      more) with your account name and number.
By Wire         OPEN AN ACCOUNT       For new accounts, call 1-800-994-2533 and an account number will be assigned to you.
                                      Call your bank with instructions to transmit Federal funds to:
                                          Boston Safe Deposit & Trust
                                      ABA#: 011001234
                                      Credit: Fund Name
                                      DDA#: 146285
                                      FBO: Shareholder Name and Account Number
                                      A wire for a Fund purchase must be received by the Trust by
                                      4:00 p.m. (Eastern time) for same day processing.
                SUBSEQUENT PURCHASE   A completed application must be sent by overnight delivery to the Trust in advance of the wire to the address noted
                                      under "By Mail."
                                      Note: Your bank may charge a fee for handling the
                                      transaction.
                                      Call 1-800-994-2533
                                      Follow the instructions under "Open an account."
Automatic       OPEN AN ACCOUNT       With an initial investment, indicate on your application
Investment                            that you would like to participate in the Automatic
Plan                                  Investment Plan and complete the appropriate section on the application.
                SUBSEQUENT PURCHASE   Subsequent investments will be drawn from your bank account and invested into the Fund(s) automatically.
Institutional                         Bank trust departments and other institutional accounts may
Accounts                              place orders directly with the Trust by telephone at
                                      1-800-994-2533.
Through                               Complete an application and contact your Atlantic Trust
Atlantic                              representative or investment adviser with instructions as
Trust                                 to the amount you wish to invest. They will then contact
                                      the Trust to place the order on your behalf on that day.
                                      Orders placed with your Atlantic Trust representative for
                                      the Funds must be received by 4:00 p.m. (Eastern time) for same day processing. You should receive written
                                      confirmation from the Trust of your order within a few days of receipt of instructions from your representative.

                           REDEMPTION OF FUND SHARES

     Shareholders may redeem their shares on any business day. Shares will be redeemed at the net asset value next determined after the Trust receives your redemption request in good order. A redemption is a taxable transaction on which a gain or loss may be recognized.

     Where the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds.

     Once the shares are redeemed, the Trust will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Trust may, however, take up to seven days to make payment. If the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the Securities and Exchange Commission (the "SEC") merits such action, the Trust may suspend redemptions or postpone payment dates.

HOW TO SELL SHARES

METHOD                    PROCEDURE
------                    ---------
By Mail                   Write a letter of instruction that includes:
                              - the Fund name, your account number, the name in which
                          the account is registered and the dollar value or number of shares you wish to sell; and
                              - include all signatures and any additional documents
                          that may be required as well as a medallion signature
                                guarantee, if required.
                          Corporations, partnerships, trusts or other legal entities must submit additional documentation.
                          Mail your request to:
                              Atlantic Whitehall Funds Trust
                          c/o PFPC Inc.
                          P.O. Box 5183
                          Westborough, MA 01581-5183
                          For overnight delivery, mail the letter of instruction to:
                              Atlantic Whitehall Funds Trust
                          c/o PFPC Inc.
                          4400 Computer Drive
                          Westborough, MA 01581-5183
                          A check will be mailed to the name(s) and address in which the account is registered.
By Telephone              If you have previously authorized redemption by telephone on your application or optional service form, call
                          1-800-994-2533.
                          You should be prepared to give the telephone representative the following information:
                              - your account number, social security number and
                                account registration;
                              - the Fund name from which you are redeeming shares; and
                              - the dollar or share amount to be deemed.
                          The Trust employs reasonable procedures to confirm that
                          instructions communicated are genuine and, if it does not, may be liable for any losses due to unauthorized or
                          fraudulent instructions. The procedures employed by the
                          Trust include tape recording of telephone instructions and requiring the information detailed above.

METHOD                    PROCEDURE
------                    ---------
                          Although other redemption methods may be used, telephone
                          redemption and telephone exchanges will be suspended for a period of 10 days following an address change made by
                          telephone.
                          You will receive your redemption payment in the form you
                          previously selected: check, deposit to your bank account, or wire transfer (for wire transfers, a fee will be charged).
By Wire                   You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire
                          transmission to your personal bank.
                          Your instructions should include: (1) your account number, social security or tax identification number and account
                          registration; (2) the Fund name from which you are redeeming shares; and (3) the dollar or share amount to be redeemed.
                          Wire redemptions can be made only if the "yes" box has been checked on the application, and you attach a copy of a
                          voided check from the account where proceeds are to be
                          wired.
                          Note: Your bank may charge you a fee for receiving a wire
                          payment on your behalf.
By Systematic             Call 1-800-994-2533 to request an application to start the
Withdrawal                Systematic Withdrawal Plan. Specify the amount and frequency of withdrawals (minimum of $100).
                          Note: A minimum account balance of $10,000 is required and you must have all dividends and distributions reinvested.
Through an Atlantic       You may redeem your shares by contacting your Atlantic Trust
Trust Representative or   representative or investment adviser and instructing him or
Authorized Investment     her to redeem your shares. The authorized agent will then
Adviser                   contact the Fund and place a redemption trade on your
                          behalf. A fee may be charged for this service.

     The above-mentioned services -- "By Telephone," "By Check," and "By Wire" -- are not available for IRAs or Roth IRAs and trust relationships of Atlantic Trust.

                            EXCHANGE OF FUND SHARES

     Shareholders may exchange shares of one Fund for shares of another mutual fund in the Atlantic Whitehall family of funds. A shareholder should carefully read the information contained in the Prospectus describing the Atlantic Whitehall Fund into which the exchange will occur. The minimum amount for an initial exchange is $500. No minimum is required for subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time, upon 60 days notice to shareholders.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized.

HOW TO EXCHANGE SHARES

METHOD         PROCEDURE
------         ---------
By Telephone   If you have previously authorized the telephone exchange
               option on your application, call 1-800-994-2533.
               You should be prepared to give the telephone representative the following information:
                   - your account number, social security or tax
               identification number and account registration;
                   - the name of the Fund from and the Fund into which you
                     wish to exchange; and
                   - the dollar or share amount to be exchanged.
               The conversation may be recorded to protect you and the
               Trust.

METHOD         PROCEDURE
------         ---------
By Mail        Write a letter of instruction that includes:
                   - your account number;
                   - the Fund from and the Fund into which you wish to
                     exchange;
                   - the dollar or share amount you wish to exchange; and
                   - the signatures of all registered owners or authorized
                     parties.
               You must have held shares used in an exchange for at least
               10 days before you can exchange into another Fund.
               Mail your request to:
                   Atlantic Whitehall Funds Trust
               c/o PFPC Inc.
               P.O. Box 5183
               Westborough, MA 01581-5183
               For overnight delivery, mail the letter of instruction to:
                   Atlantic Whitehall Funds Trust
               c/o PFPC Inc.
               4400 Computer Drive
               Westborough, MA 01581-5183

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

MEDALLION SIGNATURE GUARANTEES

     To protect shareholder accounts, the Funds, and their transfer agent from fraud, medallion signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption from an account.

     The Funds will require a medallion signature guarantee for any of the following:

     - any written redemption request for $50,000 or more;

     - redemptions when the proceeds are to be sent to someone other than the registered shareowner(s) or when proceeds are to be sent to an address other than the registered address; or

     - share transfer requests.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Shareholders may contact the Funds at 1-800-994-2533 for further details.

SELLING RECENTLY PURCHASED SHARES

     Redemption proceeds from recently purchased Fund shares that have been paid for by check may be delayed until there is a reasonable belief that your check has cleared. This may take up to fifteen calendar days after we receive your check. If you think you may wish to redeem your newly purchased shares within fifteen calendar days, you should pay for your shares by Federal funds wire transfer.

ACCOUNT MINIMUM

     You must keep at least $500 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $500 we may redeem your shares and send you a check for the redemption proceeds.

MARKET TIMING

     Short term-market timers that administer their accounts so as to redeem or purchase Fund shares based upon certain predetermined market indicators generally engage in frequent purchases and redemptions that disrupt a Fund's investment program and create significant additional transaction costs for shareholders. For these reasons, the Funds reserve the right to refuse the purchase and/or exchange requests of any market timer if, in Atlantic Trust's judgment, a Fund would be unable to invest in accordance with its investment objectives and policies or would otherwise potentially be adversely affected.

RIGHT TO REDEEM IN KIND

     All redemptions of Fund shares shall be made in cash. However, this commitment applies only to redemption requests made by a Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. If a redemption request exceeds these amounts, a Fund may make full or partial payment in securities or other assets.

ACCOUNT SERVICES

     All transactions in Fund shares will be reflected in a statement for each shareholder. In those cases where a nominee is a shareholder of record for shares purchased for its customer, the nominee decides whether the statement will be sent to the customer.

                          DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute to its shareholders substantially all of its net investment income. The Growth Fund will declare and pay distributions annually and the Growth and Income Fund will declare and pay dividends at least quarterly; the High Yield Fund and the Income Fund will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all realized net capital gain. It is expected that the distributions of the High Yield Fund and the Income Fund will consist primarily of ordinary income.

     Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, at least five full business days before the record date, to receive such distributions in cash. Dividends for a given month will be paid within five business days after the end of such month.

     Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. In the case of the Funds that declare daily dividends, shares purchased will begin earning dividends on the day after the shares are bought, and shares redeemed will earn dividends through the day the redemption is executed.

     Dividends and distributions from a Fund are taxable to shareholders whether received in additional shares or in cash.

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically. Your future dividend and capital gains distribution will be reinvested in the Fund at the per share net asset value determined as of the day the distribution is paid. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                TAX INFORMATION

     Each Fund intends to distribute substantially all of its income. The income dividends a shareholder receives from a Fund may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets), regardless of whether the shareholder receives the dividends in cash or in additional shares.

     A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year and paid by a Fund during January of the following calendar year.

     Those Funds that may invest in securities of foreign issuers may be subject to withholding and other similar income taxes imposed by a foreign country. Each of these Funds intends to elect, if it is eligible to do so under the Internal Revenue Code, to "pass through" to its shareholders the amount of such foreign taxes paid. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

     Shareholders will be notified annually as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to their Federal, state and local tax liability.

                           DISTRIBUTION ARRANGEMENTS

     The Funds do not charge up-front or deferred sales charges. The Funds have each adopted a Rule 12b-1 Distribution Plan, which will enable each Fund to make payments to third parties of up to 0.25% of the value of its net assets for sale and distribution of its shares. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Under the 12b-1 Plan, PFPC Distributors, Inc. ("PFPC Distributors"), the Funds' distributor, will receive the distribution fees, payable as an expense of the Funds. PFPC Distributors provides for the preparation of advertising and sales literature and bears any distribution related expenses not covered by the amounts it receives under the 12b-1 Plan. Such expenses may include the cost of printing and mailing prospectuses to persons other than shareholders.

                              FINANCIAL HIGHLIGHTS

     These financial highlights tables are intended to help you understand each Fund's financial performance. The total returns in these tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.

                                  GROWTH FUND

                                        FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                        NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                          2002         2001         2000         1999         1998
                                       ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of the
  Year...............................   $  17.07     $  19.24     $  20.97     $  16.51     $  16.67
                                        --------     --------     --------     --------     --------
Income from Investment Operations:
  Net investment income (loss).......      (0.10)       (0.09)       (0.15)       (0.05)        0.07
  Net realized and unrealized gain
     (loss) on investment
     transactions....................      (3.42)       (1.50)        0.65         6.46         2.37
                                        --------     --------     --------     --------     --------
  Total income (loss) from investment
     operations......................      (3.52)       (1.59)        0.50         6.41         2.44
                                        --------     --------     --------     --------     --------
Less Dividends from:
  Net investment income..............         --           --           --           --        (0.05)
  Realized gains.....................         --        (0.58)       (2.23)       (1.95)       (2.55)
                                        --------     --------     --------     --------     --------
  Total Distributions................         --        (0.58)       (2.23)       (1.95)       (2.60)
                                        --------     --------     --------     --------     --------
Net change in net asset value per
  share..............................      (3.52)       (2.17)       (1.73)        4.46        (0.16)
                                        --------     --------     --------     --------     --------
Net Asset Value, End of Year.........   $  13.55     $  17.07     $  19.24     $  20.97     $  16.51
                                        ========     ========     ========     ========     ========
Total Return(a)......................     (20.62)%      (8.64)%       1.96%       44.49%       17.87%
Ratios/Supplemental Data:
Net Assets at the end of year
  (in thousands).....................   $149,610     $146,072     $128,500     $131,496     $124,485
Ratios to average net assets:
  Expenses before waivers +..........       1.52%        1.49%        1.26%        1.04%        1.04%
  Expenses net of waivers............       1.33%        1.33%        1.24%        0.93%        0.94%
  Net investment income (loss)(net of
     waivers)........................      (0.72)%      (0.55)%      (0.63)%      (0.23)%       0.32%
Portfolio Turnover Rate..............          9%           1%           7%           6%          92%

---------------

 + During the year, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a) Total return is based on the change in net asset value during the year and assumes reinvestment of all dividends and distributions.

                             GROWTH AND INCOME FUND

                                        FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                        NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                          2002         2001         2000         1999         1998
                                       ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Year...   $ 13.73      $ 13.97      $ 13.33      $ 12.90      $ 13.51
                                        -------      -------      -------      -------      -------
Income from Investment Operations:
  Net investment income..............      0.17         0.26         0.24         0.26         0.38
  Net realized and unrealized gain
     (loss) on investment
     transactions....................     (1.79)       (0.16)        0.70         1.50         1.41
                                        -------      -------      -------      -------      -------
  Total income (loss) from investment
     operations......................     (1.62)        0.10         0.94         1.76         1.79
                                        -------      -------      -------      -------      -------
Less Dividends from:
  Net investment income..............     (0.19)       (0.26)       (0.26)       (0.20)       (0.38)
  Realized gains.....................     (0.24)       (0.08)       (0.04)       (1.13)       (2.02)
                                        -------      -------      -------      -------      -------
  Total Distributions................     (0.43)       (0.34)       (0.30)       (1.33)       (2.40)
                                        -------      -------      -------      -------      -------
Net change in net asset value per
  share..............................     (2.05)       (0.24)        0.64         0.43        (0.61)
                                        -------      -------      -------      -------      -------
Net Asset Value, End of Year.........   $ 11.68      $ 13.73      $ 13.97      $ 13.33      $ 12.90
                                        =======      =======      =======      =======      =======
Total Return(a)......................    (12.07)%       0.71%        6.93%       15.23%       15.98%
Ratios/Supplemental Data:
Net Assets at the end of year
  (in thousands).....................   $50,878      $66,985      $65,829      $59,572      $66,262
Ratios to average net assets:
  Expenses before waivers +..........      1.57%        1.49%        1.32%        1.11%        1.01%
  Expenses net of waivers............      1.39%        1.39%        1.31%        1.00%        0.91%
  Net investment income (net of
     waivers)........................      1.33%        1.85%        1.61%        2.02%        2.95%
Portfolio Turnover Rate..............        32%         150%          73%          42%          76%

---------------

 + During the year, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a) Total return is based on the change in net asset value during the year and assumes reinvestment of all dividends and distributions.

                                HIGH YIELD FUND

                                                               FOR THE       FOR THE
                                                              YEAR ENDED   PERIOD ENDED
                                                               NOV. 30,      NOV. 30,
                                                                 2002        2001(C)
                                                              ----------   ------------
Net Asset Value, Beginning of Period........................    $ 7.64        $ 8.00
                                                                ------        ------
Income from Investment Operations:
  Net investment income.....................................      0.56          0.40
  Net realized and unrealized loss on investment
     transactions...........................................     (0.52)        (0.36)
                                                                ------        ------
Total income (loss) from investment operations..............      0.04          0.04
                                                                ------        ------
Less Dividends from:
  Net investment income.....................................     (0.58)        (0.40)
                                                                ------        ------
  Total Distributions.......................................     (0.58)        (0.40)
                                                                ------        ------
Net change in net asset value per share.....................     (0.54)        (0.36)
                                                                ------        ------
Net Asset Value, End of Period..............................    $ 7.10        $ 7.64
                                                                ======        ======
Total Return(a).............................................      0.81%         0.56%(b)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)..............    $4,244        $4,573
Ratios to average net assets:
  Expenses before waivers +.................................      3.23%         3.93%(d)
  Expenses net of waivers...................................      0.95%         0.95%(d)
  Net investment income (net of waivers)....................      7.79%         7.84%(d)
Portfolio Turnover Rate.....................................        64%           31%(b)

---------------

 + During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

(b) Not annualized.

(c) The High Yield Fund commenced investment operations on April 2, 2001.

(d) Annualized.

                                  INCOME FUND

                                      FOR THE      FOR THE      FOR THE        FOR THE      FOR THE
                                     YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED   YEAR ENDED
                                      NOV. 30,     NOV. 30,     NOV. 30,       NOV. 30,     NOV. 30,
                                        2002         2001         2000           1999         1998
                                     ----------   ----------   ----------     ----------   ----------
Net Asset Value, Beginning of
  Year.............................   $  9.97      $  9.63      $  9.79        $ 10.61      $ 10.36
                                      -------      -------      -------        -------      -------
Income from Investment Operations:
  Net investment income............      0.38         0.52         0.57           0.55         0.59
  Net realized and unrealized gain
     (loss) on investment
     transactions..................      0.11         0.35        (0.15)         (0.72)        0.33
                                      -------      -------      -------        -------      -------
Total income (loss) from investment
  operations.......................      0.49         0.87         0.42          (0.17)        0.92
                                      -------      -------      -------        -------      -------
Less Dividends from:
  Net investment income............     (0.38)       (0.52)       (0.58)         (0.57)       (0.59)
  In excess of net investment
     income........................        --        (0.01)       (0.01)         (0.01)          --
  Realized gains...................        --           --           --          (0.07)       (0.08)
                                      -------      -------      -------        -------      -------
  Total Distributions..............     (0.38)       (0.53)       (0.59)         (0.65)       (0.67)
                                      -------      -------      -------        -------      -------
Capital contributions..............        --           --         0.01             --           --
                                      -------      -------      -------        -------      -------
Net change in net asset value per
  share............................      0.11         0.34        (0.16)         (0.82)        0.25
                                      -------      -------      -------        -------      -------
Net Asset Value, End of Year.......   $ 10.08      $  9.97      $  9.63        $  9.79      $ 10.61
                                      =======      =======      =======        =======      =======
Total Return(a)....................      5.03%        9.21%        4.49%(b)      (1.79)%       9.27%
Ratios/Supplemental Data:
Net Assets at the end of year (in
  thousands).......................   $23,000      $26,683      $31,135        $35,760      $38,803
Ratios to average net assets:
  Expenses before waivers +........      1.51%        1.40%        1.23%         1.13%         0.90%
  Expenses net of waivers..........      1.28%        1.28%        1.21%         1.02%         0.80%
  Net investment income (net of
     waivers)......................      3.84%        5.28%        5.96%         5.37%         5.63%
Portfolio Turnover Rate............        93%         370%         223%           70%           93%

---------------

 + During the year, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(a) Total return is based on the change in net asset value during the year and assumes reinvestment of all dividends and distributions.

(b) Total return for the period would have been lower by 0.01% if a capital contribution of $25,228 had not been made.

                          THE ATLANTIC WHITEHALL FUNDS

                The following notice does not constitute part of
                        and is not incorporated into the
               prospectus for the Atlantic Whitehall Funds Trust.

                         Atlantic Whitehall Funds Trust
                            PFPC Distributors, Inc.

                      NOTICE OF PRIVACY POLICY & PRACTICES

     Atlantic Whitehall Funds Trust (the "Trust") recognizes and respects your right to privacy.(1) We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

COLLECTION OF CUSTOMER
INFORMATION                      We collect nonpublic personal information about
                                 our customers from the following sources:

                                     - Account Applications and other forms, and
                                       correspondence (written, telephonic or
                                       electronic) with the Trust or service
                                       providers to the Trust. Information
                                       gathered from these sources may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance; and

                                     - Account History, including information
                                       about the transactions and balances in a customer's accounts.

DISCLOSURE OF CUSTOMER
INFORMATION                      We may disclose all of the information
                                 described above to certain third parties who are not affiliated with the Trust under one or more of these circumstances:

                                     - As Authorized -- if you request or
                                       authorize the disclosure of the
                                       information;

                                     - As Permitted by Law -- for example,
                                       sharing information with companies who
                                       maintain or service customer accounts for the Trust is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts; and

                                     - Under Joint Agreements -- we may also
                                       share the information described above
                                       with companies that perform marketing
                                       services on our behalf or to other
                                       financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER
INFORMATION                      We require service providers to the Trust:

                                     - To maintain policies and procedures
                                       designed to assure only appropriate
                                       access to, and use of information about
                                       customers of the Trust; and

---------------

(1) For purposes of this notice, the terms "customer" or "customers" includes shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in the Trust's shares.

                                     - To maintain physical, electronic and
                                       procedural safeguards that comply with
                                       federal standards to guard non-public
                                       personal information of customers of the Trust.

     When information about the Trust's customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law. Access to information about our customers is limited to those employees who need to know that information to service your account or to carry out the purpose for which the information is disclosed.

     We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Trust.

                              FOR MORE INFORMATION

     Additional information about the Funds is included in a Statement of Additional Information dated April 1, 2003 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.

     Information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

     You may make inquiries about the Funds or obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-994-2533.

     Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. To aid you in obtaining this information, the Funds' 1940 Act registration number is 811-8738.

                         ATLANTIC WHITEHALL FUNDS TRUST

INVESTMENT ADVISER
Atlantic Trust Advisors, Inc.
50 Rockefeller Plaza
15th Floor
New York, NY 10020

SUB-ADVISER
Fountain Capital Management, L.L.C.
10801 Mastin Boulevard, Suite 220
Overland Park, KS 66210

ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

COUNSEL
Morrison & Foerster LLP
2000 Pennsylvania Avenue, NW
Washington, D.C. 20006-1888

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, New York 10036

WEBSITE
WWW.ATLANTICWHITEHALLFUNDS.COM

                            ATLANTIC WHITEHALL FUNDS

           50 Rockefeller Plaza, 15th Floor - New York, NY 10020-1605
                   800 994 2533 - atlanticwhitehallfunds.com

                         A member of the AMVESCAP Group

                             ---------------------

                         ATLANTIC WHITEHALL FUNDS TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

                                 April 1, 2003
                             ---------------------

     This Statement of Additional Information (the "SAI"), which is not a prospectus, describes the following investment portfolios of the Atlantic Whitehall Funds Trust (the "Trust"):

     - Atlantic Whitehall Growth Fund
     - Atlantic Whitehall Growth and Income Fund
     - Atlantic Whitehall High Yield Fund
     - Atlantic Whitehall Income Fund

     (each a "Fund," and collectively, the "Funds")

     This SAI should be read in conjunction with the Funds' Prospectus dated April 1, 2003. The Financial Statements included in the Funds' November 30, 2002 Annual Report are incorporated by reference into this SAI. The Prospectus and the Annual Report may be obtained without charge by writing or calling the Trust at the address and telephone number printed below.

                         Atlantic Whitehall Funds Trust
                              4400 Computer Drive
                     Westborough, Massachusetts 01581-5120
                General and Account Information: 1-800-994-2533

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION.........................................    1
INVESTMENT STRATEGIES AND RISKS.............................    1
INVESTMENT RESTRICTIONS.....................................   11
MANAGEMENT..................................................   13
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS..................   17
INVESTMENT ADVISORY AND OTHER SERVICES......................   20
DISTRIBUTION OF FUND SHARES.................................   23
COMPUTATION OF NET ASSET VALUE..............................   24
PORTFOLIO TRANSACTIONS......................................   24
TAXATION....................................................   25
DESCRIPTION OF THE FUNDS' SHARES............................   29
CALCULATION OF PERFORMANCE DATA.............................   30
FINANCIAL STATEMENTS........................................   33
APPENDIX....................................................  A-1

                              GENERAL INFORMATION

     The Funds are separately managed, diversified portfolios of the Trust, an open-end, management investment company. The Trust was organized as a Delaware statutory trust under a Declaration of Trust dated August 25, 1994.

     Atlantic Trust Advisors, Inc. ("Atlantic Trust" and/or the "Adviser") serves as the Funds' Investment Adviser. PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581-5120, is the Funds' Administrator, and PFPC Distributors, Inc. ("PFPC Distributors" and/or the "Distributor"), located at 760 Moore Road, King of Prussia, PA 19406, is the Distributor.

                        INVESTMENT STRATEGIES AND RISKS

     The Prospectus discusses the investment objectives of the Funds and the principal strategies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional investment strategies that the Funds may utilize, and certain risks associated with such investments and strategies.

     U.S. Treasury Obligations. (All Funds). U.S. Treasury bills, which have maturities of up to one year, notes, which have original maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the U.S. Government. In addition to bills, notes and bonds, the Funds may invest in separately traded interest and principal component parts of these obligations, which are known as STRIPS, and generally differ in their interest rates and maturities. The Funds may also invest in privately placed U.S. Treasury obligations.

     U.S. Government Agency Obligations. (All Funds). The Funds may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities issued or guaranteed by Ginnie Mae ("GNMA") (formerly known as the Government National Mortgage Association) which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, Bamong others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

     Mortgage-Related Securities. (All Funds). The Funds are permitted to invest in mortgage-related securities. One example of mortgage-related securities would be mortgage pass-through securities, which are securities representing interests in "pools" of mortgages. Payments of both interest and principal are made monthly on the securities. These payments are a "pass through" of monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (minus fees paid to the issuer or guarantor of the securities).

     Another example of mortgage-related securities would be collateralized mortgage obligations ("CMOs"). Interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are usually collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.

     Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. A rise in interest rates will also likely increase inherent volatility of these securities as lower than estimated prepayment rates will alter the expected life of the securities to effectively convert short-term investments into long-term investments.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

     Asset-Backed Securities. (All Funds). The Funds are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. A Fund may invest in these and other types of asset-backed securities which may be developed in the future, provided they are consistent with the Fund's investment objectives, policies and quality standards.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability of the Fund, as an investor, to obtain full payment in the event of default insolvency. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. With respect to an asset-backed security arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the security's holders.

     Commercial Paper. (All Funds). Commercial paper includes short-term, unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest.

     Corporate Debt Securities. (All Funds). Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) of domestic and foreign issuers which meet the rating criteria established for each Fund.

     After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

     Convertible and Exchangeable Securities. (All Funds). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to equity securities for the Growth Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted at a stated price or rate for common or preferred stock.

     Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer. The Growth and Income Fund and the Income Fund may invest in convertible securities rated below investment grade, including convertible debt rated as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Domestic and Foreign Bank Obligations. (All Funds). The Funds may invest in bank obligations which include, but are not limited to, domestic, Eurodollar and Yankee dollar certificates of deposits, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligations. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 15% of the value of the net assets of the Funds. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities. Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

     Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     Zero Coupon Securities. (All Funds). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity.

     The market prices of zero coupon securities in which the Funds may invest generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities. Although zero coupon securities do not pay interest to holders prior to maturity, federal income tax law requires a Fund to recognize as interest income a portion of the security's discount each year and that this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income may ultimately be reduced as a result.

     Variable and Floating Rate Demand and Master Demand Obligations. (All Funds). The Funds may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of generally five to 20 years with respect to the Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

     The Funds may also buy variable rate master demand obligations. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Funds have no limitations on the type of issuer from whom the obligations will be purchased. The Funds will invest in variable rate master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Funds.

     When-Issued Securities and Forward Commitments. (All Funds). The Funds may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. A Fund purchases these securities in order to obtain an advantageous price and yield to the Fund at the time of entering into the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leveraging a Fund's assets and may contribute to volatility of the Fund's net asset value. When a Fund engages in a forward commitment transaction, the Fund relies on the buyer or the seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous.

     Other Mutual Funds. (All Funds). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the Investment Company Act of 1940, as amended (the "1940 Act") and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

     Loans of Portfolio Securities. (All Funds). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed
33 1/3% of the total assets (including the market value of the collateral received) of a particular Fund.

     The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     Repurchase Agreements. (All Funds). The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Funds may not invest more than 15%, of their net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available.

     Reverse Repurchase Agreements. (All Funds). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

     Foreign Securities. (All Funds). The Funds may each invest in securities of foreign governmental and private issuers.

     Investing in the securities of issuers in any foreign country, including American Depository Receipts ("ADRs"), involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund's objectives may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through a Fund's policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

     Illiquid Securities. (All Funds). Each Fund has adopted a fundamental policy with respect to investments in illiquid securities. See "Investment Restrictions." Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.

     The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. Pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, the Funds intend to invest in securities eligible for resale under Rule 144A which are determined to be liquid because trading markets exist for the securities.

     Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, the Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. Rule 144A securities and Section 4(2) instruments which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule 144A securities and Section 4(2) instruments could have the effect of increasing Fund illiquidity.

     Municipal Commercial Paper. (All Funds). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (1) "P-1" by Moody's and "A-1" or "A-1+" by S&P "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (2) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (3) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (4) if not rated, is, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

     Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong". Commercial paper with "overwhelming safety characteristics" will be rated "A-1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1".

     Municipal Notes. (All Funds). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (1) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (2) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (3) if not rated, are, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

     Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group." See the Appendix for a more complete description of securities ratings.

     Municipal Bonds. (All Funds). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the date of purchase "A" or better by a NRSRO. Municipal bonds generally have a maturity at the time of issuance of more than one year.

     Common Stocks. (All Funds). Common stock represents the ownership interest in the issuer that remains after all of the issuer's obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including past and expected future earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market swings.

     Preferred Stocks. (All Funds). Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.

     As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     American Depository Receipts. (All Funds).  ADRs are U.S.
dollar-denominated receipts generally issued by domestic banks. ADRs are evidence of a deposit with the bank of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States.

     The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

     In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

     Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth under "Foreign Securities" in this SAI.

     Options on Securities. (Growth Fund, Growth and Income Fund and Income
Fund). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

     The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, U.S. Treasury bills or other liquid securities with a value equal to the exercise price in a segregated account with its custodian.

     The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

     Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

     Futures, Related Options and Options on Stock Indices. (Growth and Income Fund and Income Fund). Each Fund may attempt to reduce the risk of investment in securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. In addition, each Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when Whitehall anticipates an advance. In attempting to hedge a portfolio, a Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. Each Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

     A stock index assigns relative weighting to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

     When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% or more (in foreign markets) of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

     In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

     During a market decline or when the Adviser anticipates a decline, each Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Adviser anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.

     Interest Rate Futures Contracts. (Growth and Income Fund and Income
Fund). These Funds may, to a limited extent, enter into interest rate futures contracts -- i.e., contracts for the future delivery of securities or index-based futures contracts -- that are, in the opinion of the Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

     Options on Interest Rate Futures Contracts. (Growth and Income Fund and Income Fund). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

     Risks of Options and Futures Contracts. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Adviser possesses the skills necessary for the successful utilization of such transactions.

     The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid securities to cover the futures and options.

                            INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies of each Fund, which may not be changed without the approval of the holders of a majority of the applicable Fund's outstanding voting shares as described under "Description of the Funds' Shares -- Voting Rights."

     Each Fund, except as indicated, may not:

          (1) Invest more than 15% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

          (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

          (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

          (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

          (5) Invest in companies for the purpose of exercising control or management;

          (6) Invest more than 10% of its net assets in shares of other investment companies;

          (7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

          (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

          (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

          (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

          (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, the Adviser, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

          (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;
     (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

          (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges;

          (14) Write, purchase or sell puts, calls or combinations thereof, except that the Growth Fund, Growth and Income Fund, and Income Fund may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging; or

          (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years continuous operation, except that this restriction shall not apply to the High Yield Fund.

     Additionally, each Fund is a diversified fund and is therefore subject to the following limitations which are non-fundamental policies. With respect to 75% of its total assets, a Fund will not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any such issuer.

     If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation.

     It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are a result of application of law, the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

     The Trust's Board of Trustees is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Board also elects the Trust's officers who conduct the daily business of the Funds. The Board meets regularly to review the activities of the officers who are responsible for day-to-day operations of the Funds.

     Set forth below are the Trustees and executive officers of the Trust, their ages, business addresses, position and term of office, their principal occupations during the past five years, and other directorships held by them. An asterisk indicates a Trustee who may be deemed to be an "interested person" of the Trust as defined in the 1940 Act ("Interested Trustee").

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                        POSITION(S)    TERM OF OFFICE                                COMPLEX
                         HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN         OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE      TRUST       TIME SERVED(1)   DURING PAST FIVE YEARS     BY TRUSTEE        HELD BY TRUSTEE(2)
---------------------   ------------   --------------  -------------------------  -------------   -------------------------
INTERESTED TRUSTEE
Donald J. Herrema*      Trustee            Since       Chairman and Chief           Four          None
  50 Rockefeller                       February 2003   Executive Officer of
  Plaza                                                Atlantic Trust, the
  15th Floor                                           Private Wealth Management
  New York, NY 10020                                   Division of AMVESCAP PLC
  (50)                                                 since March 2001;
                                                       Formerly President and
                                                       Chief Executive Officer
                                                       (1998-2000) of The
                                                       Bessemer Group
                                                       Incorporated, The
                                                       Bessemer Trust Companies
                                                       and Bessemer Investor
                                                       Services, where he worked
                                                       from 1993 to 2000.
                                                       Trustee of Whittier
                                                       College, Whittier,
                                                       California.
INDEPENDENT TRUSTEES
George H. Stewart       Trustee,       Since November  Retired; Formerly, Vice      Four          None
  50 Rockefeller        Chairman of         1994       President and Treasurer,
  Plaza                 the Board of                   CIBA-GEIGY Corporation,
  15th Floor            Trustees                       the U.S. subsidiary of
  New York, NY 10020                                   CIBA-GEIGY Ltd., the
  (70)                                                 Swiss manufacturer of
                                                       chemicals and
                                                       pharmaceuticals, from
                                                       January 1966 to December
                                                       1994.
Lynn S. Birdsong        Trustee            Since       Independent Investor and     Four          None
  50 Rockefeller                       February 2003   Consultant since April
  Plaza                                                2002. Formerly Managing
  15th Floor                                           Director of Zurich
  New York, NY 10020                                   Scudder Investments, Inc.
  (56)                                                 and Scudder, Stevens &
                                                       Clark, Inc., where he
                                                       worked from January 1979
                                                       to April 2002.
John R. Preston         Trustee            Since       Senior Vice President of     Four          None
  50 Rockefeller                       February 2003   Vivendi Universal (2001-
  Plaza                                                2002); Senior Vice
  15th Floor                                           President, Treasury and
  New York, NY 10020                                   Strategic Planning from
  (55)                                                 1997 to 2000 of The
                                                       Seagram Company Ltd,
                                                       where he worked from
                                                       1981-2001.

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                        POSITION(S)    TERM OF OFFICE                                COMPLEX
                         HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN         OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE      TRUST       TIME SERVED(1)   DURING PAST FIVE YEARS     BY TRUSTEE        HELD BY TRUSTEE(2)
---------------------   ------------   --------------  -------------------------  -------------   -------------------------
Pierre de St. Phalle    Trustee            Since       Managing Director and        Four          Director of ipValue
  50 Rockefeller                       September 2000  Chief Legal Officer,                       Management Inc., an
  Plaza                                                iFormation Group, a joint                  intellectual property
  15th Floor                                           venture formed by The                      value extraction company
  New York, NY 10020                                   Boston Consulting Group,                   wholly- owned by
  (53)                                                 Goldman Sachs and General                  iFormation Group;
                                                       Atlantic Partners to                       iFormation Group
                                                       build and accelerate new                   Management, Inc. and
                                                       technology enabled                         iFormation Management
                                                       businesses in partnership                  Inc. (Europe) Limited,
                                                       with established market                    wholly-owned operating
                                                       leaders, since November                    subsidiaries of
                                                       2000; Formerly, Partner,                   iFormation Group.
                                                       Davis Polk & Wardwell
                                                       from January 1983 to
                                                       October 2000.
Susan V. Machtiger      Trustee            Since       Independent Marketing        Four          None
  50 Rockefeller                         June 2001     Consultant from October
  Plaza                                                1999 to present;
  15th Floor                                           Formerly, Senior Partner
  New York, NY 10020                                   and Worldwide Strategic
  (44)                                                 Planning Director of J.
                                                       Walter Thompson, a full
                                                       service, global
                                                       advertising and
                                                       communications agency,
                                                       from July 1995 to
                                                       September 1999.
Tracy L. Nixon          Trustee            Since       President and Chief          Four          None
  50 Rockefeller                         June 2001     Executive Officer of King
  Plaza                                                Cross Corporation, an
  15th Floor                                           airport concessions
  New York, NY 10020                                   business, from May 2000
  (39)                                                 to present and Former
                                                       Vice President of Goldman
                                                       Sachs & Co., from July
                                                       1989 to May 2000.
EXECUTIVE OFFICERS
Mark Santero            President          Since       Head of Product               NA           NA
  50 Rockefeller                       February 2003   Development at Atlantic
  Plaza                                                Trust since January 2003;
  15th Floor                                           Formerly, Senior Vice
  New York, NY 10020                                   President and Director of
  (41)                                                 the Alliance Products
                                                       Division of AIM
                                                       Distributors, Inc., an
                                                       affiliate of AMVESCAP
                                                       from January 2001 to
                                                       December 2002; and Senior
                                                       Vice President and
                                                       National Sales and
                                                       Marketing Manager of AIM
                                                       Institutional Marketing
                                                       Division from July 1991
                                                       to December 2000.

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                        POSITION(S)    TERM OF OFFICE                                COMPLEX
                         HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN         OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE      TRUST       TIME SERVED(1)   DURING PAST FIVE YEARS     BY TRUSTEE        HELD BY TRUSTEE(2)
---------------------   ------------   --------------  -------------------------  -------------   -------------------------
John Bini               Treasurer          Since       Director of Finance at        NA           NA
  50 Rockefeller        and Chief      February 2003   Atlantic Trust since
  Plaza                 Financial                      October 2002; Formerly,
  15th Floor            Officer                        Director of Finance of
  New York, NY 10020                                   the Finance Group at
  (37)                                                 Zurich Scudder
                                                       Investments,
                                                       Inc./Deutsche Asset
                                                       Management
Paul Elmlinger          Vice               Since       General Counsel of            NA           NA
  50 Rockefeller        President      February 2003   Atlantic Trust since May
  Plaza                 and                            2002; Formerly, Managing
  15th Floor            Secretary                      Director of Zurich
  New York, NY 10020                                   Scudder Investments,
  (44)                                                 Inc., where he worked
                                                       from 1988 to 2002.

---------------

 * Mr. Herrema is an "interested" Trustee, as defined in the 1940 Act, by reason of his affiliation with Atlantic Trust.

(1) Each Trustee holds office during the lifetime of the Trust or until he/she resigns or is removed from office in the manner provided by law or until his/her successor is duly chosen and qualified. The Trustees adopted a retirement policy providing for mandatory retirement as a Trustee of the Trust and from any and all committees on which he/she serves upon reaching the age of seventy-two years of age. The President, Treasurer and Secretary each hold office until their successors are chosen and qualified.

(2) Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

COMMITTEES

     The Board of Trustees of the Trust has a Nominating Committee for the purpose of considering candidates to fill vacancies on the Board. The Nominating Committee will not consider nominees recommended by the Shareholders of the Trust. The Nominating Committee for the Trust currently consists of the following members, each of whom is not an "interested person" as defined in the 1940 Act ("Independent Trustee"): Messrs. Stewart, Birdsong, Preston and de Saint Phalle and Mss. Machtiger and Nixon. During the fiscal year ended November 30, 2002, there were two meetings of the Nominating Committee.

     The Board of Trustees of the Trust has an Audit Committee whose function is to recommend independent accountants and to review the scope and results of those audits, prepared by the independent accountants. The Audit Committee for the Trust currently consists of the following members, each of whom is an Independent Trustee: Messrs. Stewart, Birdsong, Preston and de Saint Phalle and Mss. Machtiger and Nixon. During the fiscal year ended November 30, 2002, there were two meetings of the Audit Committee.

     The Board of Trustees of the Trust has a Pricing Committee for the purpose of determining fair value of portfolio securities in cases when a market quotation is not readily available or the Adviser believes that a market quotation or valuation provided by an approved pricing methodology does not represent a fair value. The Pricing Committee for the Trust currently consists of any officer of the Adviser, any officer of the Trust and any one of the Independent Trustees. During the fiscal year ended November 30, 2002, there were no meetings of the Pricing Committee.

SECURITY AND OTHER INTERESTS

     The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund of the Trust and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2002. Messrs. Birdsong, Herrema and Preston were not Trustees of the Trust as of December 31, 2002.

                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                    SECURITIES IN ALL REGISTERED
                                                                   INVESTMENT COMPANIES OVERSEEN
                              DOLLAR RANGE OF EQUITY SECURITIES   BY TRUSTEE WITHIN THE FAMILY OF
NAME OF TRUSTEE                   IN EACH FUND OF THE TRUST             INVESTMENT COMPANIES
---------------               ---------------------------------   --------------------------------
INTERESTED TRUSTEE
Joseph E. Breslin*..........
INDEPENDENT TRUSTEES
George H. Stewart...........     $1 - $10,000 in Atlantic                $10,001 - $50,000
                                  Whitehall Growth Fund
                              $10,001 - $50,000 in Atlantic
                                  Whitehall Income Fund
Robert H. Dunker**..........  $10,001 - $50,000 in Atlantic              $10,001 - $50,000
                                  Whitehall Growth Fund
Pierre de St. Phalle........  $50,001 - $100,000 in Atlantic            $50,001 - $100,000
                                  Whitehall Growth Fund
                                 $1 - $10,000 in Atlantic
                                Whitehall High Yield Fund
Jeffery H. Boyd***..........               None
Susan V. Machtiger..........               None
Tracy L. Nixon..............               None

---------------

  * Mr. Breslin was an Interested Trustee of the Trust from June 2001 until February 2003.

 ** Mr. Dunker retired as an Independent Trustee of the Trust after reaching mandatory retirement age in January 2003.

*** Mr. Boyd was an Independent Trustee of the Trust from June 2001 until
    February 2003.

     Ownership of Securities of Certain Entities. As of December 31, 2002, the Independent Trustees did not own securities of the investment adviser, the distributor, or any entity controlling, controlled by, or under common control with the investment adviser or the distributor.

     Compensation. The table below sets forth the compensation paid to Trustees of the Trust for the fiscal year ended November 30, 2002. The Trust does not compensate the officers for the services they provide. Trustees of the Trust not affiliated with the Adviser receive from the Trust an annual retainer of $10,000 ($12,000 for the Chairman), a fee of $1,000 for each Board of Trustees meeting attended, and $1,000 for each Board committee meeting of the Trust attended ($500 additional for the Audit Committee Chairman and $500 additional for the Nominating Committee Chairman). They also are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Adviser do not receive compensation from the Trust. Messrs. Birdsong, Herrema and Preston were not Trustees of the Trust as of December 31, 2002.

                                                                                                 TOTAL
                                                                                              COMPENSATION
                                                        PENSION OR                           FROM TRUST AND
                                      AGGREGATE     RETIREMENT BENEFITS   ESTIMATED ANNUAL    FUND COMPLEX
                                     COMPENSATION   ACCRUED AS PART OF     BENEFITS UPON        PAID TO
NAME OF PERSON AND POSITION           FROM TRUST      TRUST EXPENSES         RETIREMENT       TRUSTEES****
---------------------------          ------------   -------------------   ----------------   --------------
INTERESTED TRUSTEE
Joseph E. Breslin*.................       None             None                 None               None
INDEPENDENT TRUSTEES
George H. Stewart..................    $25,000             None                 None            $25,000
Robert H. Dunker**.................    $24,000             None                 None            $24,000
Pierre de St. Phalle...............    $24,000             None                 None            $24,000
Jeffery H. Boyd***.................    $22,000             None                 None            $22,000
Susan V. Machtiger.................    $23,000             None                 None            $23,000
Tracy L. Nixon.....................    $22,000             None                 None            $22,000

---------------

   * Mr. Breslin was an Interested Trustee of the Trust from June 2001 until February 2003.

  ** Mr. Dunker retired as an Independent Trustee of the Trust after reaching mandatory retirement age in January 2003.

 *** Mr. Boyd was an Independent Trustee of the Trust from June 2001 until
     February 2003.

**** The total amount compensated to the Trustees for their service on the Trust's Board and the Board of any other investment company in the fund complex.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     As of March 10, 2003, the following persons owned of record 5% or more of the voting securities of a particular Fund. Any person owning more than 25% of the voting securities of a Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders:

                                                              PERCENTAGE
ATLANTIC WHITEHALL GROWTH FUND                                  OWNED
------------------------------                                ----------
Charles Schwab & Co., Inc...................................    26.80
  Special Custody Account For The
  Benefit of Customers
  Attn: Mutual Funds
  101 Montgomery Street
  San Francisco, CA 94104
Trustlynx & Co..............................................    14.26
  CO #00TLA
  P.O. Box 173736
  Denver, CO 80217-3736
National Financial Services LLC.............................     9.83
  200 Liberty Street 1NFC
  New York, NY 11435
Union Bank Tr Nominee.......................................     6.25
  FBO ISUZU Companies Ret Plan
  A/C# 061951-01-21
  P.O. Box 85484
  San Diego, CA 92186

                                                              PERCENTAGE
ATLANTIC WHITEHALL GROWTH FUND                                  OWNED
------------------------------                                ----------
BNY Clearing Services LLC...................................     6.11
  A/C 8673-5157
  Wendel & Co A/C 596374
  111 East Kilbourn Avenue
  Milwaukee, WI 53202
CG Trust as TTEE............................................     5.17
  For The Ind Bank Of Japan LTD
  DTD 09/04/00
  CIGNA Trading Unit H19B
  280 Trumbull St
  Hartford, CT 06103

                                                              PERCENTAGE
ATLANTIC WHITEHALL GROWTH AND INCOME FUND                       OWNED
-----------------------------------------                     ----------
BNY Clearing Services LLC...................................    57.18
  A/C 8673-5016
  Wendel & Co 622009
  111 East Kilbourn Avenue
  Milwaukee, WI 53202
Trustlynx & Co..............................................    12.90
  CO #00TLA
  P.O. Box 173736
  Denver, CO 80217-3736
Smith Barney Corporate Trust Co.............................     8.33
  c/o SEI Trust Company
  ATTN Mutual Fund Administrator
  One Freedom Valley Drive
  Oaks, PA 19456
First Union National Bank Cust For..........................     5.28
  Various Retirement Plans
  A/c 9888888836 NC1151
  1525 West WT Harris BLVD
  Charlotte, NC

                                                              PERCENTAGE
ATLANTIC WHITEHALL HIGH YIELD FUND                              OWNED
----------------------------------                            ----------
BNY Clearing Services LLC...................................    36.12
  A/C 8673-5178
  Wendel & Co A/C 622021
  111 East Kilbourn Avenue
  Milwaukee, WI 53202
Charles Schwab & Co., Inc...................................    20.02
  Special Custody Account For
  The Benefit of Customers
  Attn: Mutual Funds
  101 Montgomery Street
  San Francisco, CA 94104

                                                              PERCENTAGE
ATLANTIC WHITEHALL HIGH YIELD FUND                              OWNED
----------------------------------                            ----------
Mary Kass...................................................    12.05
  8 Priscilla Alden Road
  Province Town, MA 02657
BNY Clearing Services LLC...................................     6.00
  A/C 8673-5179
  Wendel & Co A/C 622022
  111 East Kilbourn Avenue
  Milwaukee, WI 53202

                                                              PERCENTAGE
ATLANTIC WHITEHALL INCOME FUND                                  OWNED
------------------------------                                ----------
Union Bank Tr Nominee.......................................    26.58
  FBO ISUZU Companies Ret Plan
  A/C# 061951-01-21
  P.O. Box 85484
  San Diego, CA 92186
BNY Clearing Services LLC...................................    26.30
  A/C 8673-5157
  Wendel & Co A/C 596374
  111 East Kilbourn Avenue
  Milwaukee, WI 53202
Trustlynx & Co..............................................    22.37
  CO #00TLA
  P.O. Box 173736
  Denver, CO 80217-3736
BNY Clearing Services LLC...................................     9.63
  A/C 8673-5158
  Wendel & Co A/C 596375
  111 East Kilbourn Avenue
  Milwaukee, WI 53202
Smith Barney Corporate Trust Co.............................     8.39
  c/o SEI Trust Company
  ATTN Mutual Fund Administrator
  One Freedom Valley Drive
  Oaks, PA 19456

     As of March 10, 2003, the Officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Funds.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

     Atlantic Trust, a registered investment adviser, provides investment advisory services to the Funds. Atlantic Trust is a leading investment services firm that provides comprehensive asset management and financial advisory services to private clients around the world. With approximately $1.1 billion in assets under management as of February 28, 2003, Atlantic Trust manages wealth for individuals and families, and provides asset management services to foundation and endowments. Atlantic Trust's principal office is located at 50 Rockefeller Plaza, 15th Floor, New York, New York 10020.

     From November 18, 1994 to January 31, 2003, Whitehall Asset Management, Inc. ("Whitehall") acted as the investment adviser with respect to the assets of the Trust. On October 28, 2002, the parent company of Whitehall, The Industrial Bank of Japan Trust Company ("IBJ Trust"), entered into an agreement (the "Purchase Agreement") to sell Whitehall to Atlantic Trust Group, Inc., a wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP") (the "Acquisition"). The closing of the Acquisition occurred on February 14, 2003. After the Acquisition, Whitehall's operations were integrated with those of Atlantic Trust Private Wealth Management, the private wealth management division of AMVESCAP, and Whitehall changed its name to Atlantic Trust Advisors, Inc.

     Atlantic Trust's parent, AMVESCAP is a leading independent global investment manager dedicated to helping people worldwide build their financial security. Operating under the AIM, INVESCO, and Atlantic Trust brands, AMVESCAP strives to deliver outstanding investment performance and service through a comprehensive array of products for individual and institutional clients in more than 100 countries. AMVESCAP had approximately $332 billion in assets under management as of December 31, 2002. The company is listed on the London, New York, Paris and Toronto stock exchanges with the symbol AVZ.

     The Acquisition resulted in the automatic termination of the Trust's Master Investment Advisory Contract with Whitehall (later to be renamed Atlantic Trust) (the "Prior Agreement"). At a meeting held on November 18, 2002, the Board of Trustees, including a majority the Independent Trustees, unanimously approved a new investment advisory agreement with Whitehall (the "Agreement"). The Agreement was subsequently approved by shareholders at a meeting held on January 27, 2003. In approving the Agreement, the Trustees took into account that, except for the change in the ownership of Whitehall, there are no material differences between the provisions of the Prior Agreement and the Agreement. The Trustees also noted that the expenses incurred in connection with the Acquisition were to be split between Whitehall and AMVESCAP and that none of those expenses were to be paid by the Funds or their shareholders. Furthermore, based on the representations of AMVESCAP regarding its intentions, the Trustees did not anticipate that there were to be substantial changes in the way in which the Funds are managed or operated.

     The day-to-day operations of the Funds are delegated by the Board to Atlantic Trust's officers and service providers while administrative services and compliance functions may be provided by Atlantic Trust's personnel or one of its affiliates. All contractual arrangements with service providers must be approved by the Trustees and the Trustees determine that each contract, including its terms and the quality of the services provided, are in the best interest of the Funds. The Trustees also evaluate the quality and cost of these services and the Trustees determine that quality services are being provided upon terms that are fair to shareholders.

     Section 28(e) of the Securities Exchange Act of 1934, as amended ("Section 28(e)") provides a safe harbor to money managers who use commission dollars of advised accounts to obtain research and brokerage services. Each quarter, the Trustees review both Atlantic Trust's Soft Dollar Report for the previous quarter and Atlantic Trust's Section 28(e) soft dollar practices. The Trustees determine that the Funds' securities transactions are executed on a best execution basis and that all soft dollar transactions involving Fund commissions qualify for the safe harbor provided under Section 28(e).

     For the investment advisory services provided to the Funds, Atlantic Trust is entitled to receive from each Fund a monthly fee at the following annual rates based upon average daily net assets of the Fund: Growth Fund, 0.85%; Growth and Income Fund, 0.85%; High Yield Fund, 0.75%; and Income Fund, 0.65%. Atlantic

Trust has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain net expenses at the following rates until November 30, 2003: Growth Fund, 1.39%; Growth and Income Fund, 1.45%; High Yield Fund, 0.95%; and Income Fund, 1.28%. As discussed above, prior to January 31, 2003, Whitehall served as investment adviser to the Funds. Prior to January 30, 2001, IBJ Whitehall Bank & Trust Company ("IBJW") served as investment adviser to the Funds. For the fiscal year ended November 30, 2002, Whitehall earned investment advisory fees of $1,295,835, $510,255, $36,669 and $158,488 for the
Growth Fund, Growth and Income Fund, High Yield Fund, and Income Fund, respectively. For the same period, Whitehall contractually waived investment advisory fees of $295,878, $106,504, $36,669 and $55,056 for the Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund, respectively. For the fiscal year ended November 30, 2001, Whitehall earned investment advisory fees of $1,151,853, $567,501, $20,949 and $192,928 for the Growth Fund, Growth and
Income Fund, High Yield Fund, and Income Fund, respectively. For the same period, Whitehall contractually waived investment advisory fees of $222,139, $66,647, $20,949 and $36,245 for the Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund, respectively. For the fiscal year ended November 30, 2000, IBJW earned investment advisory fees of $1,308,202, $561,338 and $241,083 for the Growth Fund, Growth and Income Fund, and Income Fund, respectively. For the same period, IBJW contractually waived investment advisory fees of $24,060, $10,721 and $6,119 for the Growth Fund, Growth and Income Fund and Income Fund, respectively.

INVESTMENT SUB-ADVISER

  FOUNTAIN CAPITAL MANAGEMENT, L.L.C.

     Fountain Capital Management, L.L.C. ("Fountain"), subject to the review of the Trustees and overall supervision of Atlantic Trust, is responsible for providing to the High Yield Fund a continuing and suitable investment program consistent with the investment objectives, policies and restrictions of the High Yield Fund. Fountain is a private investment advisory firm that specializes in the management of high yielding corporate securities. As of February 28, 2003, Fountain's total assets under management were approximately $2.1 billion. Fountain's offices are located at 10801 Mastin Boulevard, Suite 220, Overland Park, Kansas 66210.

     Effective May 13, 2003, Fountain will no longer serve as the investment sub-adviser of the High Yield Fund. Atlantic Trust will continue to serve as the Fund's investment adviser until the likely liquidation of the Fund.

     Pursuant to a separate sub-advisory agreement with the Trust (the "Sub-Advisory Agreement"), Fountain is entitled to receive from Atlantic Trust a fee based on the average daily net assets of the High Yield Fund at the annual rate of 0.375%.

     For the fiscal year ended November 30, 2002, Fountain earned investment advisory fees of $18,334 for the High Yield Fund. For the same period, Fountain voluntarily waived fees of $18,334. For the period April 2, 2001 through November 30, 2001, Fountain earned investment advisory fees of $10,475 for the High Yield Fund. For the same period, Fountain voluntarily waived fees of $10,475.

     The Trust, AMVESCAP, Atlantic Trust and Fountain have each adopted a Code of Ethics designed to prevent affiliated persons of the Trust, AMVESCAP, Atlantic Trust and Fountain from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds.

DISTRIBUTOR

     PFPC Distributors is the principal underwriter of the Funds pursuant to a Distribution Agreement dated October 26, 2000. PFPC Distributors is a subsidiary of PFPC, and has been providing mutual fund distribution services since 1992. From March 1, 1998 to January 2, 2001, Provident Distributors, Inc. served as the Funds' Distributor and prior to March 1, 1998, IBJ Funds Distributor, Inc. served as the Funds' Distributor. PFPC Distributors offers the Funds' shares to the public on a continuous basis.

ADMINISTRATIVE SERVICES

     As of March 1, 1998, the Trust entered into an Administration Agreement (the "Administration Agreement") with PFPC. PFPC provides management and administrative services necessary for the operation of the Funds, including among other things, (1) preparation of shareholder reports and communications,
(2) regulatory compliance, such as reports to and filings with the SEC and state securities commissions and (3) general supervision of the operation of the Funds, including coordination of the services performed by Atlantic Trust, PFPC Distributors, transfer agent, custodians, independent accountants, legal counsel and others. In addition, PFPC furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers and employees affiliated with PFPC. For these services, PFPC receives a fee from each Fund computed daily and payable monthly, at the annual rate of:
0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; 0.075% of average daily net assets of each Fund in excess of $1 billion. Pursuant to the Administration Agreement between the Trust and PFPC, PFPC assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $35,000 per Fund plus out of pocket expenses. For the fiscal year ended November 30, 2002, the following fees were paid to PFPC for its services under the Administration Agreement: Growth Fund -- $270,233; Growth and Income
Fund -- $135,298; High Yield Fund -- $51,652; and Income Fund $80,262. For the fiscal year ended November 30, 2001, the following fees were paid to PFPC for its services under the Administration Agreement: Growth Fund -- $244,052; Growth and Income Fund -- $138,086; High Yield Fund -- $14,569; and Income Fund $86,989. For the fiscal year ended November 30, 2000, the following fees were paid to PFPC for its services under the Administration Agreement: Growth
Fund -- $242,307; Growth and Income Fund -- $104,623; and Income
Fund -- $58,522.

     The Administration Agreement was approved by the Board of Trustees at a meeting held on December 18, 1997 and shall remain in effect for a period of five years from its effective date. Thereafter, the Administration Agreement will continue subject to termination without penalty upon sixty days prior notice.

     Additionally, on September 17, 1998, Whitehall, or an affiliate, entered into a Co-Administration Services Contract with the Trust. Under this contract, Whitehall performed supplemental administrative services, including (1) supervising the activities of PFPC and the Funds' other service providers, (2) serving as liaison with the Trustees and (3) providing general product management and oversight to the extent not provided by PFPC. In consideration of Whitehall's services under this contract, the Trust paid Whitehall a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily value of the net assets of the Fund during the preceding month. For the fiscal year ended November 30, 2002, Whitehall received co-administration fees of $45,733, $18,009, $1,356 and $7,315 for the Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund, respectively, and waived fees of $1,356 for the High Yield Fund. For the fiscal year ended November 30, 2001, IBJW (prior to January 30, 2001, IBJW served as investment adviser to the Funds) received co-administration fees of $40,654, $20,029, $838 and $8,904 for the Growth Fund, Growth and Income Fund, High Yield Fund, and Income Fund, respectively, and waived fees of $838 for the High Yield Fund. For the fiscal year ended November 30, 2000, IBJW received co-administration fees of $48,295, $20,758 and $11,550 for the Growth Fund, the Growth and Income Fund, and the Income Fund, respectively. At its October 23, 2002 meeting, the Board of Trustees unanimously approved the termination of the Co-Administration Services Contract effective November 30, 2002.

FUND EXPENSES

     Each Fund bears all costs of its operations other than expenses specifically assumed by PFPC Distributors, PFPC or Atlantic Trust. The costs borne by the Funds include advisory fees, administration fees, distribution (12b-1) fees, legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering or qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses.

Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Pursuant to a Custodian Agreement dated August 1, 2001 with the Trust, The Bank of New York ("BONY") acts as Custodian of the Trust's assets. Prior to August 1, 2001, IBJW acted as Custodian of the Trust's assets. The Custodian (itself or through a sub-custodian) maintains separate accounts for the Funds; receives, holds and releases portfolio securities on account of the Funds, receives and disburses money on behalf of the Funds and collects and receives income and other payments on account of the Funds' portfolio securities.

     PFPC (the "Transfer Agent") acts as transfer agent for the Funds. The Trust compensates the Transfer Agent for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services.

INDEPENDENT AUDITORS

     Ernst & Young LLP serves as the independent auditors for the Trust. Ernst & Young LLP provides audit services, tax return review and assistance and consultation in connection with review of certain SEC filings. Ernst & Young LLP's address is 5 Times Square, New York, New York 10036.

COUNSEL

     Morrison & Foerster LLP, located at 2000 Pennsylvania Avenue, NW, Washington, D.C. 20006-1888, serves as counsel to the Trust.

                          DISTRIBUTION OF FUND SHARES

     The Distribution Agreement between the Trust and PFPC Distributors provides that PFPC Distributors will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. PFPC Distributors is not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN

     The Trust has adopted a Master Distribution Plan (the "Plan") dated January 28, 2000, as amended January 2, 2001, pursuant to Rule 12b-1 of the 1940 Act for shares of the Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund. Shareholders of each of the Funds, with the exception of the High Yield Fund, approved the Plan on January 28, 2000. The initial sole shareholder of the High Yield Fund approved the Plan on January 31, 2001. Pursuant to the Plan, a Fund may pay the Trust's distributor on a monthly basis for certain costs and expenses incurred under the Plan, subject to quarterly Board review, provided that each such payment is based on the average daily value of the Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.25%. These costs and expenses include (1) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (2) expenses of sales employees or agents of the Trust's distributor, including salary, commissions, travel and related expenses,
(3) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (4) costs of printing prospectuses, statements of additional information and other materials to be given or sent to prospective investors, (5) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds, (6) costs of shareholder servicing which may be incurred by broker-dealers, banks or other financial institutions, and (7) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Funds.

     The Distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions for their assistance in distributing the shares and otherwise promoting the sale of such shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship.

     The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the shares of the Funds may bear pursuant to the Plan without shareholder approval. Any other material amendments of the Plan must be approved by the Board of Trustees, and by the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Independent Trustees.

     The Plan is subject to annual approval, by the Board of Trustees and by the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan was last approved by the Board of Trustees of the Trust on October 23, 2002. The Plan is terminable with respect to the Funds at any time by a vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any related Agreement or by vote of the holders of a majority of the shares of the Funds.

                         COMPUTATION OF NET ASSET VALUE

     The Funds value their portfolio securities and compute their net asset values per share in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Funds' methods for valuing their portfolio securities.

     The Funds each value portfolio securities listed on an exchange on the basis of the last sale price or NASDAQ official closing price, when appropriate, prior to the time the valuation is made. If the last sale price or NASDAQ official closing price is not reported, the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

                             PORTFOLIO TRANSACTIONS

     Investment decisions for the Funds and for the other investment advisory clients of Atlantic Trust are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of Atlantic Trust is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     Pursuant to the Advisory Agreement, Atlantic Trust places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, Atlantic Trust will seek the best available price and most favorable execution of the Funds' orders. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of securities are generally placed by Atlantic Trust with broker-dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. Atlantic Trust selects broker-dealers on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to Atlantic Trust.

     Atlantic Trust may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to Atlantic Trust. By allocating transactions in this manner, Atlantic Trust is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to Atlantic Trust in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because Atlantic Trust or its affiliates receive such services.

     As permitted by Section 28(e), Atlantic Trust may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in Section 28(e)) to Atlantic Trust a higher commission for effecting a securities transaction for the Funds than another broker-dealer would have charged for effecting that transaction. Such higher commission would be paid only if Atlantic Trust believes that the commission is reasonable in relation to the value of the brokerage and research services received.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Atlantic Trust may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

     The following table sets forth total brokerage commissions paid by the Funds during the fiscal years ended November 30, 2000, 2001 and 2002.

                                                            BROKERAGE COMMISSIONS
                                                         ----------------------------
FUND                                                      2000      2001       2002
----                                                     -------   -------   --------
Growth Fund............................................  $25,120   $53,439   $141,550
Growth and Income Fund.................................  $ 8,172   $11,792   $ 18,132
High Yield Fund........................................  $     0   $     0   $      0
Income Fund............................................  $     0   $     0   $      0

                                    TAXATION

     Each Fund has elected to be treated as a regulated investment company and qualified as such for the fiscal year ended November 30, 2002. Each of the Funds intends to qualify by complying with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (1) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). By meeting these requirements, the Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will be taxed to shareholders as ordinary income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax actually had been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

     A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

     Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. Distributions of net long-term capital gains, if any, designated by the Funds as long term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

     Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

     Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

     The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

     Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to stockholders.

     A Fund may make one or more of the elections available under the Code, which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign governments and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

     The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 30% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

     The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                        DESCRIPTION OF THE FUNDS' SHARES

CAPITALIZATION

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) or additional classes at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

VOTING RIGHTS

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the SAI, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which by law or under the provisions of the Declaration of Trust, they may be entitled to vote. Under the Declaration of

Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. When certain matters affect only one class of shares but not another, the shareholders would vote as a class regarding such matters. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

     The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                        CALCULATION OF PERFORMANCE DATA

     The Funds may, from time to time, include their yield and average annual total return in advertisements or reports to shareholders or prospective investors.

     Quotations of average annual total return will be expressed in terms of the average annual compounded rates of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:

                               P (1 + T)(n) = ERV

(where P = a hypothetical initial payment of $l,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

     The average annual total return for the shares of the Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund for the fiscal year ended November 30, 2002 was (20.62)%, (12.07)%, 0.81% and 5.03%, respectively. For the period February 1, 1995 (commencement of operations) to November 30, 2002, the average annual total return was 12.63%, 9.26% and 6.31% for the Growth Fund, Growth and Income Fund and Income Fund, respectively. For the period April 2, 2001 (commencement of operations) to November 30, 2002, the average annual total return was 0.82% for the High Yield Fund.

     Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual total return (after taxes on distributions) by finding the average annual compounded rates of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), that would equate the initial amount invested to the ending value, according to the following formula:

                             P (1 + T)(n) = ATV(D)

(where P = a hypothetical initial payment of $l,000, T = the average annual total return (after taxes on distributions), n = the number of years, and ATV(D) = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year period (or fractional portion)), after taxes on fund distributions but not after taxes on redemption.

     The average annual total return after taxes on distributions for the shares of the Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund for the fiscal year ended November 30, 2002 was (20.62)%, (12.99)%, (2.30)% and 3.49%, respectively. For the period February 1, 1995 (commencement of operations) to November 30, 2002, the average annual total return after taxes on distributions was 10.28%,

7.01% and 3.82% for the Growth Fund, Growth and Income Fund and Income Fund, respectively. For the period April 2, 2001 (commencement of operations) to November 30, 2002, the average annual total return after taxes on distributions was (2.24)%.

     Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), that would equate the initial amount invested to the ending value, according to the following formula:

                             P (1 + T)(n) = ATV(DR)

(where P = a hypothetical initial payment of $l,000, T = the average annual total return (after taxes on distributions and redemption), n = the number of years, and ATV(DR) = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion)), after taxes on fund distributions and redemption.

     The average annual total return after taxes on distributions and redemption for the shares of the Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund for the fiscal year ended November 30, 2002 was (12.66)%, (7.15)%, 0.43% and 3.05%, respectively. For the period February 1, 1995 (commencement of operations) to November 30, 2002, the average annual total return after taxes on distributions and redemption was 9.97%, 6.77% and 3.81% for the Growth Fund, Growth and Income Fund and Income Fund, respectively. For the period April 2, 2001 (commencement of operations) to November 30, 2002, the average annual total return after taxes on distributions and redemption for the shares of the High Yield Fund was (0.85)%.

     Quotations of yield for the Funds will be based on the investment income per share earned during a particular 30-day (or one month) period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b + 1)(6) -1]
                                      ---
                                       cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     For the period ended November 30, 2002, the 30-day (or one month) yield for shares of the Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund was (0.51)%, 0.51%, 9.11% and 3.02% respectively.

     Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its yields or total return to current or prospective unit holders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for the Funds may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.

                              FINANCIAL STATEMENTS

     The Funds' financial statements, including the financial highlights, and the report of Ernst & Young LLP, independent auditors, included in the Annual Report for the fiscal year ended November 30, 2002 are incorporated herein by reference. For a free copy of the Annual Report, please contact the Funds at 1-800-994-2533.

                                                                      APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

     A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" -- Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" -- Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" -- Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" -- Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" -- Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" -- Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Local Currency and Foreign Currency Risks -- Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

     "Prime-1" -- Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" -- Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for

Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" -- Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" -- Issuers do not fall within any of the Prime rating categories.

     Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" -- Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" -- Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" -- Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" -- Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" -- Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" -- Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

     The following summarizes the ratings used by Standard & Poor's for long-term issues:

     "AAA" -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" -- An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" -- A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for long-term debt:

     "Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" -- Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" -- Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" -- Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" -- Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" -- Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" -- Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" -- Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes long-term ratings used by Fitch:

     "AAA" -- Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" -- Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" -- Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" -- Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" -- Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" -- Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" -- Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" -- Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

  STANDARD & POOR'S

     CreditWatch: CreditWatch highlights the potential direction of a short-or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

     Rating Outlook: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

     - Positive means that a rating may be raised.

     - Negative means that a rating may be lowered.

     - Stable means that a rating is not likely to change.

     - Developing means a rating may be raised or lowered.

     - N.M. means not meaningful.

  MOODY'S

     Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

  FITCH

     Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

     A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" -- The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" -- The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" -- The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels -- MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

     "MIG-1"/"VMIG-1" -- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" -- This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     "MIG-3"/"VMIG-3" -- This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "SG" -- This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

     Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

     Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                           PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)          Trust Instrument is filed with Post-Effective Amendment No.
             2 to Registration Statement No. 33-83430 on March 27, 1996, and is incorporated herein by reference.
(b)(1) Amended Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 4 to Registration
             Statement No. 33-83430 on March 27, 1997, and is incorporated herein by reference.
(b)(2)       Amendment effective December 17, 1998 to Amended Bylaws of
             Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 7 to Registration Statement No.
             33-83430 on March 30, 1999, and is incorporated herein by reference.
(b)(3)       Amendment effective October 23, 2002 to Amended Bylaws of
             Registrant, dated March 20, 1997, is filed herewith.
(c)          None.
(d)(1) Investment Advisory Contract dated February 14, 2003, between Atlantic Whitehall Funds Trust and Atlantic Trust
             Advisors, Inc. (formerly, Whitehall Asset Management, Inc.), is filed herewith.
(d)(2)       Sub-Advisory Agreement dated September 14, 2000, as amended
             January 30, 2001, between IBJ Whitehall Bank & Trust Company and Fountain Capital Management, L.L.C. on behalf of the Whitehall High Yield Fund, is filed with Post-Effective
             Amendment No. 16 to Registration Statement No. 33-83430 on
             March 28, 2002, and is incorporated herein by reference.
(e)(1)       Distribution Agreement dated October 26, 2000, between
             Registrant and PFPC Distributors, Inc., is filed with Post-Effective Amendment No. 15 to Registration Statement
             No. 33-83430 on January 31, 2001, and is incorporated herein by reference.
(e)(2)       Amendment dated October 25, 2001 to the Distribution
             Agreement dated October 26, 2000, between Registrant and
             PFPC Distributors, Inc., is filed with Post-Effective
             Amendment No. 16 to Registration Statement No. 33-83430 on
             March 28, 2002, and is incorporated herein by reference.
(f)          None.
(g)(1) Custodian Agreement dated August 1, 2001, between Registrant and The Bank of New York, is filed with Post-Effective
             Amendment No. 16 to Registration Statement No. 33-83430 on
             March 28, 2002, and is incorporated herein by reference.
(g)(2) Foreign Custody Manager Agreement dated August 1, 2001, between Registrant and The Bank of New York is filed with Post-Effective Amendment No. 16 to Registration Statement
             No. 33-83430 on March 28, 2002, and is incorporated herein by reference.
(h)(1)(i) Transfer Agency and Services Agreement dated March 1, 1998 between Registrant and PFPC Inc. (formerly, First Data
             Investor Services Group, Inc.), is filed with Post-Effective
             Amendment No. 5 to Registration Statement No. 33-83430 on
             March 30, 1998, and is incorporated herein by reference.
(h)(1)(ii)   Amendment to Transfer Agency and Services Agreement dated
             October 20, 1999 between Registrant and PFPC Inc. (formerly,
             First Data Investor Services Group, Inc.), is filed with
             Post-Effective Amendment No. 9 to Registration Statement No.
             33-83430 on March 28, 2000, and is incorporated herein by reference.
(h)(1)(iii) Amendment dated September 14, 2000 to the Transfer Agency and Services Agreement dated March 1, 1998 between the
             Registrant and PFPC Inc. (formerly, First Data Investor
             Services Group, Inc.), on behalf of the Whitehall Enhanced
             Index Fund and Whitehall High Yield Fund, is filed with
             Post-Effective Amendment No. 15 to Registration Statement
             No. 33-83430 on January 31, 2001, and is incorporated herein by reference.
(h)(1)(iv)   Amendment dated October 25, 2001 to the Transfer Agency and
             Services Agreement dated March 1, 1998 between the
             Registrant and PFPC, Inc. (formerly First Data Investor
             Services Group, Inc.), is filed with Post-Effective
             Amendment No. 16 to Registration Statement No. 33-83430 on
             March 28, 2002, and is incorporated herein by reference.

(h)(1)(v)    Amendment dated July 24, 2002 to the Transfer Agency and
             Services Agreement dated March 1, 1998 between the
             Registrant and PFPC, Inc. (formerly, First Data Investor
             Services Group, Inc.), is filed herewith.
(h)(2)(i)    Administration Agreement dated March 1, 1998 between PFPC
             Inc. (formerly, First Data Investor Services Group, Inc.), and Registrant, is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.
(h)(2)(ii) Amendment to Administration Agreement dated October 28, 1999 between Registrant and PFPC Inc. (formerly, First Data
             Investor Services Group, Inc.), is filed with Post-Effective
             Amendment No. 9 to Registration Statement No. 33-83430 on
             March 28, 2000, and is incorporated herein by reference.
(h)(2)(iii)  Amendment dated September 14, 2000 to the Administration
             Agreement dated March 1, 1998 between the Registrant and
             PFPC Inc. (formerly, First Data Investor Services Group,
             Inc.), on behalf of the Whitehall Enhanced Index Fund and Whitehall High Yield Fund, is filed with Post-Effective
             Amendment No. 15 to Registration Statement No. 33-83430 on
             January 31, 2001, and is incorporated herein by reference.
(h)(2)(iv)   Amendment dated October 25, 2001 to the Administration
             Agreement dated March 1, 1998 between Registrant and PFPC
             Inc. is filed with Post-Effective Amendment No. 16 to
             Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.
(i) Consent of Morrison & Foerster, Trust Counsel, is filed herewith.
(j)(1) Consent of Ernst & Young LLP, independent auditors, is filed herewith.
(j)(2)       Powers of Attorney on behalf of Lynn S. Birdsong, Donald J.
             Herrema, Susan Vary Machtiger, Tracy L. Nixon, John R.
             Preston, George H. Stewart, Pierre de St. Phalle, Mark
             Santero and John Bini, are filed herewith.
(k)          None.
(l)(1)       Subscription Agreement is filed with Post-Effective
             Amendment No. 2 to Registration Statement No. 33-83430 on
             March 27, 1996, and is incorporated herein by reference.
(l)(2)       Subscription Agreement dated March 29, 2001 on behalf of the
             Whitehall High Yield Fund, is filed with Post-Effective
             Amendment No. 16 to Registration Statement No. 33-83430 on
             March 28, 2002, and is incorporated herein by reference.
(m)(1) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Premium Class shareholders is filed with Post-Effective
             Amendment No. 5 to Registration Statement No 33-83430 on
             March 30, 1998, and is incorporated herein by reference.
(m)(2) Form of Supplements to Distribution and Service Plan is filed with Post-Effective Amendment No. 5 to Registration
             Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.
(m)(3) Rule 12b-1 Distribution Plan and Agreement (Service Class) dated January 28, 2000, as amended January 2, 2001, Rule
             12b-1 Distribution Plan and Agreement Supplements each dated
             January 28, 2000, as amended January 2, 2001, with respect to the Whitehall Growth Fund, Whitehall Growth and Income
             Fund and Whitehall Income Fund, and Rule 12b-1 Distribution
             Plan and Agreement Supplements each dated September 14,
             2000, as amended January 2, 2001 for the Whitehall Enhanced
             Index Fund and Whitehall High Yield Fund is filed with
             Post-Effective Amendment No. 15 to Registration Statement
             No. 33-83430 on January 31, 2001, and is incorporated herein by reference.
(m)(4)       Form of Servicing Organization Agreement is filed with
             Post-Effective Amendment No. 5 to Registration Statement No.
             33-83430 on March 30, 1998, and is incorporated herein by reference.
(n)          None.

(o) Rule 18f-3 Plan is filed with Post-Effective Amendment No. 2 to Registration Statement No. 33-83430 on March 27, 1996, and is incorporated herein by reference.
(p)(1)       Code of Ethics of the Registrant, IBJ Whitehall Bank & Trust
             Company, Whitehall Asset Management, Inc., Innovest Capital
             Management, Inc. and Fountain Capital Management, L.L.C. is filed with Post-Effective Amendment No. 15 to Registration
             Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25.  INDEMNIFICATION

     As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument, Section 15 of the Master Investment Advisory Agreement between Registrant and Atlantic Trust Advisors, Inc. (formerly, Whitehall Asset Management, Inc.), and Section 1.13 of the Distribution Agreement between Registrant and PFPC Distributors, Inc., officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action of failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     The Registrant purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

     Section 15 of the Investment Advisory Agreement between Registrant and Atlantic Trust Advisors, Inc. (formerly, Whitehall Asset Management, Inc.) and
Section 3.1 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. limit the liability of Atlantic Trust Advisors, Inc. and PFPC Distributors, Inc. to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     Section 6(b) of the Administration Agreement between Registrant and PFPC Inc., f/k/a First Data Investors Services Group, Inc. indemnifies and holds the Registrant from and against any and all claims, cost or expense (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which may be asserted against the Registrant or for which the Registrant may be held liable in connection with this Agreement provided that such claim resulted from a negligent act or omission to act, bad faith, willful misfeasance or reckless disregard by PFPC Inc. in the performance of its duties hereunder.

     Article 10.2 of the Transfer Agency and Services Agreement between the Registrant and PFPC Inc., f/k/a First Data Investors Services Group, Inc. indemnifies and holds the Registrant harmless from and against any and all claims, costs, expenses (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which may be asserted against the Fund or for which the Fund may be held to be liable arising out of or attributable to any of the following: (1) any actions of PFPC Inc. required to be taken pursuant to this Agreement provided that such claim resulted from a negligent act or omission to act, bad faith, willful misfeasance or reckless disregard by PFPC Inc. in the performance of its duties hereunder; and (2) PFPC Inc.'s refusal or failure to comply with the terms of this Agreement, or any claim which arises out of PFPC's negligence or misconduct or the breach of any representation or warranty of PFPC made herein.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Investment Advisory Contracts and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) of such Act remain in effect and are consistently applied.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF ATLANTIC TRUST ADVISORS, INC.

     Atlantic Trust Advisors, Inc., a registered investment adviser, provides investment advisory services to the Funds pursuant to an Investment Advisory Contract with the Trust. Atlantic Trust Advisors, Inc. is a wholly-owned subsidiary of AMVESCAP PLC, a leading global investment manager.

     Information as to officers and directors of Atlantic Trust Advisors, Inc. is included in the Form ADV of Atlantic Trust Advisors, Inc. filed with the SEC (File No. 801-55435) and is incorporated by reference herein.

ITEM 27.  PRINCIPAL UNDERWRITER

     (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of March 13, 2003:

       AB Funds Trust
       AFBA 5 Star Funds, Inc.
       Atlantic Whitehall Funds Trust
       Deutsche Asset Management VIT Funds
       Forward Funds, Inc.
       GAMNA Series Funds, Inc.
       Harris Insight Funds Trust
       Hillview Investment Trust II
       International Dollar Reserve Fund I, Ltd.
       Kalmar Pooled Investment Trust
       Matthews International Funds
       Metropolitan West Funds
       New Covenant Funds
       Pictet Funds
       The RBB Fund, Inc.
       RS Investment Trust
       Smith Graham Institutional Funds
       Stratton Growth Fund, Inc.
       Stratton Monthly Dividend REIT Shares, Inc.
       The Stratton Funds, Inc.
       Tomorrow Funds Retirement Trust
       Trainer, Wortham First Mutual Funds
       Undiscovered Managers Funds
       Weiss, Peck & Greer Funds Trust
       Weiss, Peck & Greer International Fund
       Wilshire Target Funds, Inc.

         WPG Large Cap Growth Fund
         WPG Tudor Fund
       WT Investment Trust

         Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

         BlackRock Provident Institutional Funds
         BlackRock Funds, Inc.

         Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

         Northern Funds Trust
         Northern Institutional Funds Trust

         Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

         ABN AMRO Funds

     PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, PA 19406.

     (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

        Steven Turowski         --   Chairman, Chief Executive Officer, Director and President
        Brian Burns             --   Director
        Michael Denofrio        --   Director
        Susan Keller            --   Director
        Rita G. Adler           --   Chief Compliance Officer
        Christine A. Ritch      --   Chief Legal Officer
        Salvatore Faia          --   Secretary and Clerk
        Christopher S. Conner   --   Assistant Secretary and Assistant Clerk
        Bradley A. Stearns      --   Assistant Secretary and Assistant Clerk
        John L. Wilson          --   Assistant Secretary and Assistant Clerk
        John Coary              --   Treasurer
        Douglas D. Castagna     --   Controller and Assistant Treasurer
        Bruno DiStefano         --   Vice President
        Elizabeth T. Holtsbery  --   Vice President
        Susan K. Moscaritolo    --   Vice President
        Thomas Rodman           --   Vice President

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     (a) Atlantic Trust Advisors, Inc. 50 Rockefeller Plaza, New York, New York, 10020 (records relating to its functions as investment adviser).

     (b) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as distributor).

     (c) PFPC Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its functions as administrator, dividend and transfer agent, fund account and custody administrator and agent, Minute Books, Declaration of Trust and By-Laws).

     (d) The Bank of New York, One Wall Street, New York, New York, 10286 (records relating to its functions as custodian).

ITEM 29. MANAGEMENT SERVICES

     Not Applicable.

ITEM 30. UNDERTAKINGS

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement under the Securities Act of 1933 and Amendment No. 20 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of March, 2003.

                                          ATLANTIC WHITEHALL FUNDS TRUST

                                          By:       /s/ MARK SANTERO
                                            ------------------------------------
                                                       Mark Santero,
                                                         President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Whitehall Funds Trust has been signed below by the following persons in the capacities indicated and on the 28th day of March, 2003.

                    SIGNATURE                                             CAPACITY
                    ---------                                             --------

                        *                                       Chairman, Board of Trustees
 ------------------------------------------------
                George H. Stewart


                        *                                                 Trustee
 ------------------------------------------------
                Donald J. Herrema


                        *                                                 Trustee
 ------------------------------------------------
                 Lynn S. Birdsong


                        *                                                 Trustee
 ------------------------------------------------
                 John R. Preston


                        *                                                 Trustee
 ------------------------------------------------
               Pierre de St. Phalle


                        *                                                 Trustee
 ------------------------------------------------
               Susan Vary Machtiger


                        *                                                 Trustee
 ------------------------------------------------
                  Tracy L. Nixon


                 /s/ MARK SANTERO                         President (Principal Executive Officer)
 ------------------------------------------------
                   Mark Santero

                    SIGNATURE                                             CAPACITY
                    ---------                                             --------


                  /s/ JOHN BINI                         Treasurer (Principal Financial & Accounting
 ------------------------------------------------                         Officer)
                    John Bini


 *By:                 /s/ JOHN BINI
        ------------------------------------------
                        John Bini
        As attorney-in-fact pursuant to powers of
               attorney, as filed herewith.

                                 EXHIBIT INDEX

EXHIBIT NO.                           DESCRIPTION
-----------                           -----------
(b)(3)        Amendment effective October 23, 2002 to Amended Bylaws.
(d)(1)        Investment Advisory Contract dated February 14, 2003.
(h)(1)(v)     Amendment dated July 24, 2002 to the Transfer Agency and
              Services Agreement dated March 1, 1998.
(i)           Consent of Morrison & Foerster, Trust Counsel.
(j)(1)        Consent of Ernst & Young LLP, independent auditors.
(j)(2)        Powers of Attorney on behalf of Lynn S. Birdsong, Donald J.
              Herrema, Susan Vary Machtiger, Tracy L. Nixon, John R.
              Preston, George H. Stewart, Pierre de St. Phalle, Mark
              Santero and John Bini.